UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 30, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics
Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
Not applicable

Item 6. Investments
(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies
            Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable

Item 13. Exhibits

(
a)(1)
Any
code of ethics
, or amendment thereto, that
is
the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable
.

(a)(2)
   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2020                                                     THRIVENT CORE FUNDS

                                                                                    By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2020                                                     By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  June 26, 2020                                                     By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)
Semiannual Report
April 30, 2020
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 3
Thrivent Core International Equity Fund 4
Thrivent Core Low Volatility Equity Fund 5
Thrivent Core Short-Term Reserve Fund 6
Shareholder Expense Example 7
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 8
Thrivent Core Emerging Markets Equity Fund 14
Thrivent Core International Equity Fund 19
Thrivent Core Low Volatility Equity Fund 23
Thrivent Core Short-Term Reserve Fund 26
Statement of Assets and Liabilities 32
Statement of Operations 34
Statement of Changes in Net Assets 36
Notes to Financial Statements 38
Financial Highlights 51
Additional Information 53

Thrivent Core Emerging Markets Debt Fund
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt involves risks including emerging markets, sovereign debt, foreign securities, credit, interest rate, market, high yield, investment adviser, issuer, derivatives, liquidity, ETF, and non-diversified risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Countries
(% of Net Assets)
Turkey 8.5%
Indonesia 8.1%
Qatar 7.5%
Saudi Arabia 6.4%
Mexico 5.8%
Russian Federation 5.7%
Colombia 5.2%
Egypt 4.1%
Brazil 3.6%
Dominican Republic 3.3%
Investments in securities in these countries
represent 58.2% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Foreign Government 86.5%
Energy 6.9%
Unaffiliated Registered
Investment Companies 1.6%
Communications Services 0.8%
Basic Materials 0.3%
Financials 0.2%
Utilities 0.1%

Thrivent Core Emerging Markets Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity involves risks including emerging markets, regional, foreign securities, quantitative investing, equity security, market, foreign currency, issuer, investment adviser, ETF, and derivatives risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Preferred Stock 1.0%
Short-Term Investments 0.7%
Total 100.0%
Top 10 Countries
(% of Net Assets)
China 22.8%
Taiwan 15.1%
Cayman Islands 13.3%
South Korea 11.7%
India 9.2%
Brazil 4.6%
Russian Federation 4.5%
Hong Kong 3.9%
South Africa 3.6%
Thailand 2.4%
Investments in securities in these countries
represent 91.1% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 20.7%
Financials 16.9%
Consumer Discretionary 13.8%
Communications Services 13.1%
Materials 7.5%
Energy 6.9%
Consumer Staples 6.7%
Health Care 4.7%
Industrials 4.7%
Real Estate 3.7%

Thrivent Core International Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity involves risks including equity security, foreign securities, quantitative investing, foreign currency, market, issuer, investment adviser, large cap, mid cap, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Short-Term Investments 0.7%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 22.1%
Switzerland 14.9%
Canada 11.9%
United Kingdom 10.8%
Netherlands 7.4%
France 4.3%
Sweden 4.3%
Australia 3.8%
Germany 3.8%
Denmark 3.5%
Investments in securities in these countries
represent 86.8% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 20.0%
Health Care 16.7%
Industrials 16.3%
Information Technology 9.3%
Consumer Discretionary 6.9%
Real Estate 6.8%
Consumer Staples 6.4%
Materials 6.1%
Communications Services 4.9%
Energy 3.2%

Thrivent Core Low Volatility Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.6%
Short-Term Investments 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Johnson & Johnson 2.4%
NextEra Energy, Inc. 2.4%
Microsoft Corporation 2.3%
PepsiCo, Inc. 2.2%
Danaher Corporation 2.2%
Home Depot, Inc. 2.2%
Verizon Communications, Inc. 2.1%
Procter & Gamble Company 2.1%
Mondelez International, Inc. 2.1%
McDonald's Corporation 2.0%
These securities represent 22.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care 16.1%
Consumer Staples 16.0%
Information Technology 15.5%
Industrials 11.4%
Financials 10.6%
Real Estate 8.1%
Utilities 7.9%
Consumer Discretionary 7.2%
Communications Services 3.5%
Materials 2.5%

Thrivent Core Short-Term Reserve Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, financial sector, government securities, prepayment, redemption and share ownership, redemption and lending, large shareholder, regulatory, portfolio turnover, cybersecurity, and investment adviser risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
PNC Bank NA 1.0%
Citibank NA 0.9%
New York Life Global Funding 0.8%
Westlake Automobile Receivables Trust 0.8%
AIG Global Funding 0.8%
U.S. Bank NA 0.8%
AmeriCredit Automobile Receivables
Trust 0.8%
Bank of Montreal 0.8%
American Honda Finance Corporation 0.7%
State of Tennessee 0.7%
These securities represent 8.1% of the total net
assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 50.3%
Energy 9.8%
Consumer Cyclical 7.7%
Consumer Non-Cyclical 7.2%
Asset-Backed Securities 5.5%
Foreign 3.5%
U.S. Municipals 3.0%
Utilities 2.9%
Capital Goods 3.0%
U.S. Government & Agencies 2.2%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the
Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account Value
11/1/2019
Ending Account Value
4/30/2020
Expenses Paid During
Period  11/1/2019
- 4/30/2020
*
Annualized Expense Ratio
Thrivent Core Emerging Markets Debt Fund
Actual $1,000 $938 $0.22 0.05%
Hypothetical
**
$1,000 $1,025 $0.23 0.05%
Thrivent Core Emerging Markets Equity Fund
Actual $1,000 $ 852 $2. 35 1.02%
Hypothetical
**
$1,000 $1,0 2 0 $ 5 . 12 1.02%
Thrivent Core International Equity Fund
Actual $1,000 $845 $0.29 0.06%
Hypothetical
**
$1,000 $1,025 $0.31 0.06%
Thrivent Core Low Volatility Equity Fund
Actual $1,000 $943 $0.20 0.04%
Hypothetical
**
$1,000 $1,025 $0.20 0.04%
Thrivent Core Short-Term Reserve Fund
Actual $1,000 $1,009 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. Core Emerging Markets Equity Fund expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/366 to reflect the inception date short period.
** Assuming 5% annualized total return before expenses.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Bahrain (2.1%)
Bahrain Government International
Bond
$ 5,000,000 5.875%,  1/26/2021
a
$ 4,978,750
4,000,000 6.125%,  8/1/2023
a
4,015,000
2,000,000 7.000%,  10/12/2028
a
1,988,024
2,500,000 6.750%,  9/20/2029
a
2,422,950
3,000,000 7.500%,  9/20/2047
a
2,831,700
1,000,000 7.500%,  9/20/2047 943,900
CBB International Sukuk Programme
SPC
2,000,000 5.625%,  9/30/2031
a
1,795,000
Total 18,975,324
Belarus (1.1%)
Belarus Government International
Bond
2,600,000 6.875%,  2/28/2023 2,539,316
4,000,000 7.625%,  6/29/2027 3,942,000
Republic of Belarus International
Bond
4,000,000 6.200%,  2/28/2030 3,594,800
Total 10,076,116
Brazil (3.6%)
Brazil Government International Bond
2,900,000 4.750%,  1/14/2050 2,602,750
4,800,000 2.625%,  1/5/2023 4,812,000
1,711,000 6.000%,  4/7/2026 1,877,822
3,000,000 4.625%,  1/13/2028
b
3,100,530
1,000,000 4.500%,  5/30/2029 980,530
2,000,000 8.250%,  1/20/2034 2,435,020
1,505,000 7.125%,  1/20/2037 1,702,546
7,300,000 5.000%,  1/27/2045 6,789,000
2,000,000 5.625%,  2/21/2047 2,005,000
Petrobras Global Finance BV
6,500,000 6.850%,  6/5/2115 6,110,000
Total 32,415,198
Canada (0.5%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,275,045
Total 4,275,045
Cayman Islands (1.9%)
KSA Sukuk, Ltd.
7,000,000 2.894%,  4/20/2022
a
7,140,000
Petrobras International Finance
Company
7,000,000 6.750%,  1/27/2041 6,795,600
RAK Capital
2,000,000 3.094%,  3/31/2025 1,975,432
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
a
918,750
Total 16,829,782
Colombia (5.2%)
Colombia Government International
Bond
3,870,000 4.375%,  7/12/2021 3,923,251
5,000,000 2.625%,  3/15/2023 4,887,550
13,375,000 3.875%,  4/25/2027 13,207,812
Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Colombia (5.2%) - continued
$ 3,700,000 4.500%,  3/15/2029 $ 3,737,037
4,000,000 7.375%,  9/18/2037 4,974,000
3,000,000 6.125%,  1/18/2041 3,352,500
6,605,000 5.625%,  2/26/2044 7,090,467
Ecopetrol SA
1,000,000 5.375%,  6/26/2026 990,010
3,000,000 6.875%,  4/29/2030 3,093,810
2,000,000 7.375%,  9/18/2043 2,065,600
Total 47,322,037
Croatia (0.7%)
Croatia Government International
Bond
2,000,000 6.625%,  7/14/2020
a
2,010,520
4,500,000 6.375%,  3/24/2021
a
4,635,000
Total 6,645,520
Dominican Republic (3.3%)
Dominican Republic Government
International Bond
3,000,000 5.875%,  1/30/2060
a
2,392,500
1,333,333 7.500%,  5/6/2021
a
1,326,680
1,500,000 6.600%,  1/28/2024
a
1,462,500
3,500,000 5.500%,  1/27/2025
a
3,272,500
3,000,000 6.875%,  1/29/2026
a
2,880,000
4,000,000 5.950%,  1/25/2027
a
3,610,000
5,000,000 4.500%,  1/30/2030
a
4,137,500
3,300,000 7.450%,  4/30/2044
a
2,994,750
2,100,000 6.850%,  1/27/2045 1,821,750
1,000,000 6.500%,  2/15/2048
a,b
827,500
5,000,000 6.400%,  6/5/2049
a
4,112,500
Total 28,838,180
Egypt (4.1%)
Egypt Government International Bond
500,000 8.150%,  11/20/2059
a
435,000
4,000,000 6.125%,  1/31/2022 3,978,400
4,000,000 5.875%,  6/11/2025 3,770,000
3,000,000 7.500%,  1/31/2027 2,914,662
10,800,000 7.600%,  3/1/2029 10,237,450
11,000,000 7.053%,  1/15/2032
a
9,780,012
5,000,000 8.500%,  1/31/2047 4,462,500
3,000,000 7.903%,  2/21/2048 2,583,750
Total 38,161,774
El Salvador (1.0%)
El Salvador Government International
Bond
7,000,000 7.125%,  1/20/2050
a
5,285,000
1,800,000 8.625%,  2/28/2029 1,521,000
500,000 8.250%,  4/10/2032 407,500
2,000,000 7.650%,  6/15/2035 1,580,000
Total 8,793,500
Ghana (1.7%)
Ghana Government International
Bond
4,000,000 10.750%,  10/14/2030 4,159,400
6,500,000 8.125%,  3/26/2032 4,940,000
7,000,000 7.875%,  2/11/2035
a
5,260,500
Total 14,359,900

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Guatemala (0.6%)
Guatemala Government International
Bond
$ 3,000,000 6.125%,  6/1/2050
a
$ 3,130,500
2,000,000 5.375%,  4/24/2032
a
2,065,000
Total 5,195,500
Hungary (0.1%)
Hungary Government International
Bond
1,014,000 6.375%,  3/29/2021 1,052,936
Total 1,052,936
Indonesia (8.1%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
a
4,722,633
4,000,000 3.375%,  4/15/2023
a
4,058,050
2,397,000 5.875%,  1/15/2024
a
2,632,937
3,575,000 4.125%,  1/15/2025
a
3,729,052
6,100,000 4.750%,  1/8/2026
a
6,592,094
6,000,000 3.850%,  10/15/2030 6,217,866
5,000,000 8.500%,  10/12/2035
a
7,211,566
2,000,000 6.625%,  2/17/2037
a
2,533,638
2,000,000 7.750%,  1/17/2038
a
2,807,762
3,226,000 6.750%,  1/15/2044
a
4,329,640
3,700,000 5.125%,  1/15/2045
a
4,151,948
4,000,000 5.950%,  1/8/2046
a
4,964,205
1,200,000 5.250%,  1/8/2047
a
1,366,283
1,500,000 4.350%,  1/11/2048 1,546,789
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 920,000
Perusahaan Penerbit SBSN Indonesia
III
3,000,000 3.400%,  3/29/2021
a
3,011,250
1,000,000 3.750%,  3/1/2023
a
1,019,940
2,500,000 4.350%,  9/10/2024
a
2,613,750
1,500,000 4.150%,  3/29/2027
a
1,573,950
PT Pertamina
4,700,000 4.150%,  2/25/2060
a
3,855,262
2,000,000 3.100%,  8/25/2030
a
1,844,967
Total 71,703,582
Israel (0.8%)
Israel Government International Bond
3,000,000 3.875%,  7/3/2050 3,318,300
3,000,000 2.750%,  7/3/2030 3,150,000
Total 6,468,300
Ivory Coast (1.4%)
Ivory Coast Government International
Bond
7,000,000 6.375%,  3/3/2028 6,273,750
7,500,000 6.125%,  6/15/2033 6,443,400
Total 12,717,150
Kuwait (0.6%)
Kuwait Government International
Bond
5,500,000 2.750%,  3/20/2022
a
5,618,019
Total 5,618,019
Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Malaysia (1.2%)
Petronas Capital, Ltd.
$ 5,000,000 4.550%,  4/21/2050
a
$ 5,417,361
5,000,000 3.500%,  4/21/2030
a
5,236,243
Total 10,653,604
Mexico (5.8%)
Banco Santander Mexico SA
1,000,000 5.375%,  4/17/2025
a
1,026,250
Mexico Government International
Bond
7,160,000 4.500%,  1/31/2050
b
6,408,200
5,590,000 5.750%,  10/12/2110 5,303,568
5,781,000 4.150%,  3/28/2027
b
5,781,000
3,885,000 3.750%,  1/11/2028 3,749,025
4,600,000 4.500%,  4/22/2029 4,611,500
6,000,000 5.550%,  1/21/2045
b
6,210,000
5,250,000 4.600%,  1/23/2046 4,757,603
2,000,000 4.600%,  2/10/2048 1,815,000
Petroleos Mexicanos
10,700,000 6.840%,  1/23/2030
a
8,359,375
3,000,000 5.950%,  1/28/2031
a
2,172,900
5,100,000 6.625%,  6/15/2035 3,595,500
Total 53,789,921
Netherlands (1.3%)
Braskem Netherlands Finance BV
3,000,000 5.875%,  1/31/2050
a
2,346,000
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,730,000
Petrobras Global Finance BV
6,560,000 5.093%,  1/15/2030
a
5,979,440
Total 11,055,440
Nigeria (1.5%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 1,712,256
3,000,000 7.143%,  2/23/2030 2,250,000
1,000,000 8.747%,  1/21/2031 798,566
5,600,000 7.875%,  2/16/2032 4,228,000
3,000,000 7.696%,  2/23/2038 2,205,096
3,000,000 7.625%,  11/28/2047 2,190,000
Total 13,383,918
Oman (1.8%)
Oman Government International Bond
1,000,000 3.625%,  6/15/2021
a
957,500
3,000,000 4.125%,  1/17/2023
a
2,608,356
2,000,000 5.932%,  10/31/2025
a
1,888,584
5,000,000 4.750%,  6/15/2026
a
3,804,240
4,000,000 5.625%,  1/17/2028
a
3,045,664
6,000,000 6.750%,  1/17/2048
a
4,212,480
Total 16,516,824
Panama (1.7%)
Panama Government International
Bond
2,000,000 4.500%,  4/16/2050 2,240,020
1,000,000 9.375%,  1/16/2023 1,180,000
3,000,000 3.750%,  3/16/2025 3,161,280
2,000,000 3.875%,  3/17/2028 2,155,020

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Panama (1.7%) - continued
$ 5,079,000 6.700%,  1/26/2036 $ 6,678,936
Total 15,415,256
Paraguay (1.6%)
Paraguay Government International
Bond
9,800,000 5.400%,  3/30/2050
b
10,192,000
4,000,000 4.950%,  4/28/2031
a
4,135,000
Total 14,327,000
Peru (1.4%)
Peru Government International Bond
2,650,000 5.625%,  11/18/2050
b
3,961,750
1,000,000 7.350%,  7/21/2025 1,251,260
5,000,000 8.750%,  11/21/2033 7,900,050
Total 13,113,060
Philippines (2.5%)
Philippines Government International
Bond
3,000,000 4.200%,  1/21/2024 3,211,733
3,000,000 3.750%,  1/14/2029 3,348,304
5,025,000 7.750%,  1/14/2031 7,367,001
2,625,000 6.375%,  10/23/2034 3,728,593
3,720,000 3.950%,  1/20/2040
b
4,303,241
Total 21,958,872
Poland (0.5%)
Poland Government International
Bond
4,000,000 5.000%,  3/23/2022 4,274,352
Total 4,274,352
Qatar (7.5%)
Qatar Government International Bond
2,000,000 4.400%,  4/16/2050
a
2,274,120
6,000,000 4.500%,  1/20/2022
a
6,280,680
3,000,000 3.875%,  4/23/2023
a
3,177,816
6,000,000 3.375%,  3/14/2024
a
6,332,556
3,000,000 3.250%,  6/2/2026
a
3,168,750
11,500,000 4.500%,  4/23/2028
a
13,116,900
1,000,000 4.000%,  3/14/2029
a
1,109,580
4,000,000 3.750%,  4/16/2030
a
4,367,040
2,000,000 9.750%,  6/15/2030
a
3,176,316
2,000,000 5.750%,  1/20/2042
a
2,658,964
7,750,000 5.103%,  4/23/2048
a
9,648,750
8,000,000 4.817%,  3/14/2049
a
9,622,272
Total 64,933,744
Russian Federation (5.7%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
a
2,099,892
7,600,000 4.750%,  5/27/2026 8,417,000
4,000,000 4.250%,  6/23/2027
a
4,330,592
2,000,000 12.750%,  6/24/2028
a
3,370,000
6,000,000 4.375%,  3/21/2029
a
6,622,800
6,400,000 4.375%,  3/21/2029 7,064,320
885,000 7.500%,  3/31/2030
a
1,006,687
2,600,000 5.100%,  3/28/2035
a
3,048,500
5,000,000 5.625%,  4/4/2042
a
6,355,100
Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Russian Federation (5.7%) - continued
$ 8,000,000 5.250%,  6/23/2047
a
$ 9,902,480
Total 52,217,371
Saudi Arabia (6.4%)
Saudi Arabia Government
International Bond
3,000,000 5.250%,  1/16/2050
a
3,401,910
2,500,000 2.375%,  10/26/2021
a
2,525,300
3,000,000 2.875%,  3/4/2023
a
3,068,100
6,000,000 4.000%,  4/17/2025
a
6,405,000
11,300,000 3.250%,  10/26/2026
a
11,653,125
6,000,000 3.625%,  3/4/2028
a
6,285,000
6,800,000 4.375%,  4/16/2029
a
7,573,840
5,250,000 4.500%,  10/26/2046
a
5,434,800
4,000,000 4.625%,  10/4/2047
a
4,187,672
6,700,000 5.000%,  4/17/2049
a
7,393,571
Total 57,928,318
South Africa (1.7%)
Eskom Holdings SOC, Ltd.
1,500,000 6.350%,  8/10/2028
a
1,340,100
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,234,312
2,000,000 4.665%,  1/17/2024 1,970,000
1,600,000 4.875%,  4/14/2026 1,487,632
1,500,000 4.850%,  9/27/2027 1,348,620
500,000 5.875%,  6/22/2030 458,750
500,000 6.250%,  3/8/2041 437,956
5,200,000 5.650%,  9/27/2047 4,017,000
Total 15,294,370
Sri Lanka (0.8%)
Sri Lanka Government International
Bond
1,500,000 6.250%,  10/4/2020
a
1,305,000
1,500,000 5.750%,  1/18/2022
a
959,995
1,500,000 5.875%,  7/25/2022
a
937,500
1,000,000 5.750%,  4/18/2023
a
595,000
2,000,000 6.350%,  6/28/2024
a
1,197,518
1,500,000 6.200%,  5/11/2027
a
839,977
1,000,000 6.750%,  4/18/2028
a
564,997
2,000,000 7.550%,  3/28/2030
a
1,139,823
Total 7,539,810
Supranational (0.8%)
African Export-Import Bank
3,000,000 3.994%,  9/21/2029
a
2,709,480
Banque Ouest Africaine de
Developpement
4,500,000 4.700%,  10/22/2031
a
4,050,000
Total 6,759,480
Trinidad and Tobago (0.5%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
5,000,000 8.875%,  10/18/2029
a
4,412,500
Total 4,412,500

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Turkey (8.5%)
Hazine Mustesarligi Varlik Kiralama
AS
$ 3,000,000 5.800%,  2/21/2022
a
$ 2,961,360
Turkey Government International
Bond
2,750,000 7.000%,  6/5/2020 2,753,982
2,500,000 5.625%,  3/30/2021 2,512,500
3,000,000 6.250%,  9/26/2022 3,006,318
5,000,000 7.250%,  12/23/2023 5,060,070
8,000,000 5.750%,  3/22/2024 7,709,232
7,042,000 4.875%,  10/9/2026 6,173,482
4,300,000 6.000%,  3/25/2027 3,943,960
1,000,000 5.125%,  2/17/2028 867,300
15,000,000 7.625%,  4/26/2029 14,785,500
7,000,000 5.250%,  3/13/2030 5,810,000
7,439,000 6.875%,  3/17/2036 6,713,697
5,935,000 6.750%,  5/30/2040 5,111,649
6,500,000 6.625%,  2/17/2045 5,443,750
3,000,000 5.750%,  5/11/2047 2,279,208
Total 75,132,008
Ukraine (1.5%)
Ukraine Government International
Bond
1,200,000 7.750%,  9/1/2026 1,106,962
4,200,000 9.750%,  11/1/2028 4,103,484
9,000,000 7.375%,  9/25/2032 7,965,000
Total 13,175,446
United Arab Emirates (2.8%)
Abu Dhabi Government International
Bond
3,000,000 3.875%,  4/16/2050
a
3,195,600
3,000,000 2.500%,  10/11/2022
a
3,060,000
3,000,000 3.125%,  5/3/2026
a
3,180,000
5,500,000 3.125%,  10/11/2027
a
5,850,625
2,500,000 2.500%,  9/30/2029
a
2,540,900
4,000,000 4.125%,  10/11/2047
a
4,494,968
Dubai Government International Bond
2,300,000 5.250%,  1/30/2043 2,223,990
Total 24,546,083
United Kingdom (0.9%)
Gazprom PJSC
5,000,000 3.250%,  2/25/2030
a
4,707,500
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
3,362,945
Total 8,070,445
Uruguay (1.1%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 4,510,040
4,000,000 5.100%,  6/18/2050 4,535,040
840,312 4.375%,  1/23/2031 925,402
Total 9,970,482
Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Vietnam (0.5%)
Vietnam Government International
Bond
$ 4,000,000 4.800%,  11/19/2024 $ 4,169,798
Total 4,169,798
Total Long-Term Fixed Income
(cost $887,740,694) 848,085,965
Shares
Registered Investment Companies
( 1 .6% ) Value
Unaffiliated  (1.6%)
140,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 14,070,000
Total 14,070,000
Total Registered Investment
Companies (cost $13,825,424) 14,070,000
Shares
Collateral Held for Securities Loaned
( 1 .5% )
13,226,980 Thrivent Cash Management Trust 13,226,980
Total Collateral Held for Securities
Loaned
(cost $13,226,980) 13,226,980
Shares or
Principal
Amount Short-Term Investments ( 2 .5% )
Federal Home Loan Bank Discount
Notes
16,590,000 0.030%,  5/14/2020
c
16,589,461
Thrivent Core Short-Term Reserve
Fund
598,396 1.450% 5,983,962
Total Short-Term Investments (cost
$22,570,298) 22,573,423
Total Investments (cost
$937,363,396) 100.4% $ 897,956,368
Other Assets and Liabilities,
Net (0.4%) (3,541,701)
Total Net Assets 100.0% $ 894,414,667
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $421,268,376 or 47.1% of total net
assets.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets Debt
Fund as of April 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 13,005,079
Total lending $13,005,079
Gross amount payable upon return of
collateral for securities loaned $13,226,980
Net amounts due to counterparty $221,901
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 24,590,516
Gross unrealized depreciation (64,240,985)
Net unrealized appreciation (depreciation) $ (39,650,469)
Cost for federal income tax purposes $ 937,606,837
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 2,346,000 – 2,346,000 –
Communications Services 7,142,500 – 7,142,500 –
Energy 61,712,138 – 61,712,138 –
Financials 1,945,000 – 1,945,000 –
Foreign Government 773,600,227 – 773,600,227 –
Utilities 1,340,100 – 1,340,100 –
Registered Investment Companies
Unaffiliated 14,070,000 14,070,000 – –
Short-Term Investments 16,589,461 – 16,589,461 –
Subtotal Investments in Securities $ 878,745,426 $ 14,070,000 $ 864,675,426 $ –
Other Investments  * Total
Affiliated Short-Term Investments 5,983,962
Collateral Held for Securities Loaned 13,226,980
Subtotal Other Investments $ 19,210,942
Total Investments at Value $ 897,956,368
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ 15,590 $ 130,743 $ 140,373 $ 5,984 598 0.7%
Total Affiliated Short-Term Investments 15,590 5,984 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,415 49,535 39,723 13,227 13,227 1.5
Total Collateral Held for Securities Loaned 3,415 13,227 1.5
Total Value $ 19,005 $ 19,211
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $21 $3 $ 0 $167
Total Income/Non Income Cash from Affiliated Investments $167
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total $21 $3 $ 0

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .4% ) Value
Bermuda (0.8%)
54,000 Road King Infrastructure, Ltd. $ 83,463
196,000 Shanghai Industrial Urban
Development Group, Ltd. 19,320
1,254,000 Yuexiu Transport Infrastructure, Ltd. 875,387
Total 978,170
Brazil (4.6%)
34,700 Ambev SA 72,554
23,700 Atacadao SA 87,558
15,000 B3 SA - Brasil Bolsa Balcao 105,509
137,100 Banco ABC Brasil SA 366,834
41,700 Banco do Brasil SA 217,246
301,700 BR Malls Participacoes SA 557,584
17,800 Braskem SA
a
69,885
39,800 Cosan SA 441,555
119,000 EDP - Energias do Brasil SA 371,362
19,762 Embraer SA ADR
a
125,093
93,100 Gerdau SA ADR 200,165
34,600 GOL Linhas Aereas Inteligentes SA
a
78,707
88,100 Iochpe-Maxion SA 211,262
95,368 Itau Unibanco Holding SA ADR 401,499
629,200 Metalurgica Gerdau SA 599,359
47,000 Petrobras Distribuidora SA 170,527
197,200 Petroleo Brasileiro SA 654,928
59,039 Petroleo Brasileiro SA ADR 407,960
3,800 Raia Drogasil SA 73,632
141,000 Randon SA Implementos e
Participacoes 224,287
36,600 Rumo SA
a
132,592
23,700 Tupy SA 65,374
16,665 Vale SA ADR 137,486
Total 5,772,958
Cayman Islands (13.3%)
105,500 3SBio, Inc.
a,b
106,958
12,545 Baidu.com, Inc. ADR
a
1,266,167
68,000 Central China Real Estate, Ltd. 34,661
205,000 China Aoyuan Group, Ltd. 240,861
26,000 China Mengniu Dairy Company, Ltd. 92,069
316,000 China Resources Land, Ltd. 1,305,777
98,000 China Shineway Pharmaceutical
Group, Ltd. 72,632
210,000 Consun Pharmaceutical Group, Ltd. 107,363
88,000 Fu Shou Yuan International Group,
Ltd. 79,578
170,000 Goodbaby International Holdings,
Ltd.
a
17,402
232,000 IGG, Inc. 147,507
188,500 Kingboard Holdings, Ltd. 459,857
56,000 Longfor Group Holdings, Ltd.
b
284,706
17,100 Meituan Dianping
a
228,953
3,985 NetEase, Inc. ADR 1,374,666
6,275 New Oriental Education & Technology
Group, Inc. ADR
a
801,066
29,621 NIO, Inc. ADR
a
101,008
1,898 Pinduoduo, Inc. ADR
a
90,041
2,383,000 Shui On Land, Ltd. 422,182
17,400 Sunny Optical Technology (Group)
Company, Ltd. 242,304
7,021 TAL Education Group ADR
a
380,468
154,500 Tencent Holdings, Ltd. 8,121,978
170,000 Tingyi (Cayman Islands) Holding
Corporation 301,767
4,335 Trip.com Group, Ltd. ADR
a
111,670
13,000 Vinda International Holdings, Ltd. 38,919
Shares Common Stock ( 98 .4% ) Value
Cayman Islands (13.3%) - continued
33,000 Wisdom Marine Lines Company, Ltd. $ 27,754
6,000 Wuxi Biologics (Cayman), Inc.
a,b
93,399
212,400 Xiaomi Corporation
a,b
278,583
6,271 ZTO Express, Inc. ADR 186,625
Total 17,016,921
Chile (0.5%)
20,821 Banco Santander Chile SA ADR 350,209
59,429 CAP SA
a
290,062
Total 640,271
China (22.8%)
38,900 360 Security Technology, Inc. 101,324
43,855 Alibaba Group Holding, Ltd. ADR
a
8,888,093
17,200 Anhui Conch Cement Company, Ltd.,
Class A 144,219
121,500 Anhui Conch Cement Company, Ltd.,
Class H 958,074
575 Autohome,  Inc.  ADR 47,236
1,014,000 Bank of China, Ltd. 386,033
1,461,000 Bank of Communications Company,
Ltd. 925,845
66,600 Beijing SL Pharmaceutical Company,
Ltd. 103,792
1,215,000 China Coal Energy Company, Ltd. 325,057
1,923,000 China Construction Bank Corporation 1,543,522
247,000 China Everbright Bank Company, Ltd. 104,815
45,000 China Merchants Bank Company, Ltd. 212,954
27,600 China National Accord Medicines
Corporation, Ltd. 159,485
354,000 China National Building Material
Company, Ltd. 442,198
9,330 China Petroleum & Chemical
Corporation ADR 463,514
218,900 China Resources Double-Crane
Pharmaceutical Company, Ltd. 392,599
92,200 China Resources Sanjiu Medical and
Pharmaceutical Company, Ltd. 375,882
3,738,000 China Telecom Corporation, Ltd. 1,291,107
774,000 China Tower Corporation, Ltd.
a,b
172,249
27,800 China Vanke Company, Ltd. Class A 104,319
188,900 China Vanke Company, Ltd. Class H 634,842
219,500 China Yangtze Power Company, Ltd. 540,685
561,000 CNOOC, Ltd. 620,254
21,700 CSC Financial Company, Ltd. 105,695
47,600 Foxconn Industrial Internet Company,
Ltd. 98,043
1,700 GigaDevice Semiconductor (Beijing),
Inc. 66,058
103,700 Huaan Securities Company, Ltd. 104,776
90,350 Hualan Biological Engineering, Inc. 494,676
1,429,000 Industrial and Commercial Bank of
China, Ltd. 958,158
271,300 Inner Mongolia Eerduosi Resources
Company, Ltd. 285,963
35,041 JD.com, Inc. ADR
a
1,510,267
114,000 Jiangxi Copper Company, Ltd. 110,906
4,900 Kweichow Moutai Company, Ltd. 872,905
29,300 Livzon Pharmaceutical Group, Inc. 163,460
252,000 Ping An Insurance Company of China,
Ltd. 2,564,418
27,000 Shandong Gold Mining Company, Ltd. 137,410
208,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 315,982

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .4% ) Value
China (22.8%) - continued
6,200 Shanghai Haohai Biological
Technology Company, Ltd.
b
$ 30,191
90,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 158,419
50,400 Sinopharm Group Company, Ltd. 135,897
282,000 Tong Ren Tang Technologies
Company, Ltd. 223,445
22,000 Tsingtao Brewery Company, Ltd. 133,648
16,414 Vipshop Holdings, Ltd. ADR
a
261,475
3,300 Will Semiconductor, Ltd. 89,571
41,000 Winning Health Technology Group
Company, Ltd. 146,413
10,200 Wuliangye Yibin Company, Ltd. 194,056
461,700 Xiamen C&D, Inc. 543,534
350,300 Zoomlion Heavy Industry Science and
Technology Company, Ltd. 315,547
30,200 ZTE Corporation
a
85,124
Total 29,044,135
Colombia (<0.1%)
2,193 Bancolombia SA ADR 57,237
Total 57,237
Czech Republic (<0.1%)
50 Philip Morris CR
a
28,545
Total 28,545
Egypt (0.1%)
170,207 EFG Hermes Holding Company 121,793
Total 121,793
Greece (0.5%)
76,288 Alpha Bank AE
a
55,708
7,123 Hellenic Telecommunications
Organization SA 94,106
6,146 Motor Oil (Hellas) Diilistiria Korinthou
AE 91,065
50,442 Mytilineos SA 376,144
Total 617,023
Hong Kong (3.9%)
143,000 China Mobile, Ltd. 1,149,586
204,000 China Resources Pharmaceutical
Group, Ltd.
b
128,118
238,000 China Traditional Chinese Medicine
Holdings Company, Ltd. 104,461
1,287,000 CITIC, Ltd. 1,336,683
102,000 CSPC Pharmaceutical Group, Ltd. 201,931
183,000 Far East Horizon, Ltd. 148,145
134,500 Fosun International, Ltd. 168,860
315,000 Hang Lung Group, Ltd. 719,481
236,000 MMG, Ltd.
a
40,841
197,000 Shanghai Industrial Holdings, Ltd. 335,152
2,636,000 Yuexiu Property Company, Ltd. 501,182
Total 4,834,440
India (9.2%)
23,789 Alembic Pharmaceuticals, Ltd. 232,477
66,324 Amara Raja Batteries, Ltd. 499,620
7,850 Asian Paints, Ltd. 183,165
14,961 Bajaj Auto, Ltd. 520,271
12,440 Bharti Airtel, Ltd.
a
84,718
84,654 Coal India, Ltd. 165,535
Shares Common Stock ( 98 .4% ) Value
India (9.2%) - continued
19,377 Divi's Laboratories, Ltd. $ 597,492
2,117 Dr. Lal PathLabs, Ltd.
b
44,024
11,498 Dr. Reddy's Laboratories, Ltd. ADR 588,583
304 Gillette India, Ltd. 21,505
55,689 Granules India, Ltd. 117,827
11,742 Greaves Cotton, Ltd.
a
12,310
179,256 HCL Technologies, Ltd. 1,285,606
42,441 Heidelberg Cement India, Ltd. 87,614
9,156 Hindustan Unilever, Ltd. 265,117
58,935 Housing Development Finance
Corporation 1,490,749
5,883 ICICI Bank, Ltd. ADR 57,418
34,966 Infosys, Ltd. ADR 322,736
75,513 Jindal Saw, Ltd. 55,402
4,363 Maruti Suzuki India, Ltd. 309,737
10,385 Mindtree, Ltd. 125,722
6,801 Multi Commodity Exchange of India,
Ltd. 96,155
1,397 Nestle India, Ltd. 331,370
3,058 NIIT Technologies, Ltd. 48,587
276,492 Oil and Natural Gas Corporation, Ltd. 292,587
7,908 Persistent Systems, Ltd. 49,670
18,818 Polycab India, Ltd. 179,357
10,119 PVR, Ltd. 135,597
51,648 Reliance Industries, Ltd. 1,004,193
21,156 Syngene International, Ltd.
b
89,591
31,008 Tata Consultancy Services, Ltd. 820,854
46,185 Tata Elxsi, Ltd. 490,051
93,857 Tech Mahindra, Ltd. 675,028
184,635 Wipro, Ltd. ADR 607,449
Total 11,888,117
Indonesia (0.9%)
1,859,900 Astra International Tbk PT 475,700
411,200 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 34,852
1,041,100 Media Nusantara Citra Tbk PT 63,491
1,489,000 Mitra Adiperkasa Tbk PT 65,048
1,343,600 PT PP (Persero) Tbk 59,759
17,245 Telekomunikasi Indonesia Persero
Tbk PT ADR 374,044
1,270,600 Wijaya Karya Persero Tbk PT 80,351
Total 1,153,245
Malaysia (0.7%)
8,500 AEON Credit Service (M) Berhad 17,928
110,300 Berjaya Sports Toto Berhad 59,296
32,900 Kuala Lumpur Kepong Berhad 159,884
209,600 PETRONAS Chemicals Group Berhad 271,314
75,900 Public Bank Berhad 288,463
1,192,232 Sapura Energy Berhad 23,371
274,000 Serba Dinamik Holdings Berhad 100,519
77,500 Yinson Holdings Berhad 93,199
Total 1,013,974
Mexico (1.8%)
12,302 America Movil SAB de CV ADR 148,116
529,000 Corporacion Inmobiliaria Vesta, SAB
de CV 724,766
4,801 Fomento Economico Mexicano SAB
de CV ADR 308,848
146,200 Grupo Financiero Banorte SAB de CV
ADR 400,244
13,915 Industrias Penoles, SAB de CV 106,523

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .4% ) Value
Mexico (1.8%) - continued
253,600 Wal-Mart de Mexico, SAB de CV $ 612,087
Total 2,300,584
Panama (<0.1%)
26,744 Avianca Holdings SA ADR 26,744
Total 26,744
Peru (0.2%)
27,391 Cia de Minas Buenaventura SA ADR 205,159
Total 205,159
Philippines (0.2%)
86,280 Bank of the Philippine Islands 99,097
22,880 Manila Electric Company 114,240
Total 213,337
Poland (1.3%)
11,610 Alior Bank SA
a
42,601
33,849 Asseco Poland SA 546,995
30,802 Jastrzebska Spolka Weglowa SA 102,263
18,959 KGHM Polska Miedz SA
a
356,603
117,629 PGE Polska Grupa Energetyczna SA
a
117,651
28,528 Polski Koncern Naftowy Orlen SA 433,036
3,789 Santander Bank Polska SA 150,613
Total 1,749,762
Russian Federation (4.5%)
91,800 Aeroflot PJSC 93,314
97,520 Gazprom OAO ADR 492,476
19,670 Lukoil ADR 1,283,227
76,210 M.Video PJSC 372,215
353,080 Moscow Exchange MICEX-RTS PJSC 570,723
2,018 Novatek Pao GDR 280,502
362 PAO Transneft 664,175
112,253 Rosneft Oil Company PJSC GDR 503,290
187,730 Sberbank of Russia PJSC 494,713
91,964 Surgutneftegas ADR 446,025
928,700 Surgutneftegas PJSC 454,455
Total 5,655,115
Singapore (<0.1%)
3,080 China Yuchai International, Ltd. 38,038
Total 38,038
South Africa (3.6%)
74,391 AECI, Ltd. 298,210
10,732 AngloGold Ashanti, Ltd. ADR 261,753
133,804 Barloworld, Ltd. 490,901
128,046 DataTec, Ltd. 168,543
35,187 Emira Property Fund, Ltd. 12,297
128,964 FirstRand, Ltd. 281,465
11,655 Gold Fields, Ltd. ADR 85,548
47,174 Impala Platinum Holdings, Ltd. 281,358
191,160 Investec, Ltd. 398,109
311,579 Momentum Metropolitan Holdings 294,172
42,044 Motus Holdings, Ltd. 68,481
9,531 Naspers, Ltd. 1,483,486
80,489 Ninety One, Ltd.
a
169,572
138,034 RMB Holdings, Ltd. 395,743
Total 4,689,638
Shares Common Stock ( 98 .4% ) Value
South Korea (10.7%)
1,906 AK Holdings, Inc. $ 39,495
2,198 Binggrae Company, Ltd. 115,811
690 Celltrion, Inc.
a
119,257
20,968 Cheil Worldwide, Inc. 306,024
6,250 DB HiTek Company, Ltd. 137,410
24,110 Dongkuk Steel Mill Corporation, Ltd.
a
84,256
24,643 Doosan Heavy Construction
Corporation, Ltd.
a
80,052
1,172 Green Cross Corporation 143,141
10,384 GS Holdings Corporation 326,737
3,603 Hana Tour Service, Inc. 125,784
3,494 Handsome Corporation 70,496
14,347 Hanwha Corporation 244,718
17,439 Hanwha Investment & Securities
Corporation, Ltd.
a
25,476
78,555 Hanwha Life Insurance Corporation,
Ltd. 117,043
382 Hugel, Inc.
a
119,852
4,354 Hyundai Department Store Company,
Ltd. 259,786
833 Hyundai Motor Company 64,385
6,028 Hyundai Steel Company 107,214
5,472 Hyundai Wia Corporation 148,248
31,491 JB Financial Group Corporation, Ltd. 125,436
3,469 Kakao Corporation 524,231
9,416 Kangwon Land, Inc. 194,603
2,696 KEPCO Plant Service & Engineering
Company, Ltd. 72,040
2,973 Korea Zinc Company, Ltd. 944,921
189 LG Chem, Ltd. 58,725
4,504 LG Electronics, Inc. 202,703
149 LG Household & Health Care, Ltd. 168,966
12,973 LG International Corporation 140,715
2,913 LS Electric Company, Ltd. 93,809
2,115 NAVER Corporation 342,906
736 NCSoft Corporation 389,969
4,249 POSCO 642,047
10,780 Samsung Card Corporation, Ltd. 265,419
121,443 Samsung Electronics Company, Ltd. 4,993,440
19,218 Samsung Securities Corporation, Ltd. 476,190
3,241 SeAH Besteel Corporation 24,771
1,172 Seegene, Inc. 88,273
4,604 Seojin System Company, Ltd. 99,602
11,105 SK Hynix, Inc. 764,219
904 Soulbrain Company, Ltd. 54,410
311 Taekwang Industrial Corporation, Ltd. 204,273
63 YoungPoong Corporation 27,053
Total 13,533,906
Taiwan (15.1%)
115,000 Capital Securities Corporation 37,833
46,000 Cheng Loong Corporation 32,730
3,041,000 China Development Financial Holding
Corporation 920,111
314,000 China Man-Made Fiber Corporation 68,226
910,000 CTBC Financial Holding Company, Ltd. 606,417
120,000 Far Eastern Department Stores, Ltd. 92,769
30,000 Feng Hsin Iron & Steel Company, Ltd. 52,446
1,144,000 Fubon Financial Holding Company,
Ltd. 1,617,592
651,000 Hon Hai Precision Industry Company,
Ltd. 1,673,049
26,000 Huaku Development Company, Ltd. 79,106
399,000 IBF Financial Holdings Company, Ltd. 146,196
40,000 MediaTek, Inc. 552,338
41,000 Namchow Holdings Company, Ltd. 62,210

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .4% ) Value
Taiwan (15.1%) - continued
192,000 Powertech Technology, Inc. $ 642,060
59,000 President Chain Store Corporation 610,103
171,000 SerComm Corporation 427,302
7,000 Shin Zu Shing Company, Ltd. 30,716
695,000 Shinkong Synthetic Fibers
Corporation 255,203
85,000 Sigurd Microelectronics Corporation 103,498
47,000 Supreme Electronics Company, Ltd. 52,787
94,000 Syncmold Enterprise Corporation 245,608
196,000 Synnex Technology International
Corporation 261,580
87,000 Systex Corporation 236,571
412,000 Taichung Commercial Bank Company,
Ltd. 157,811
58,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 105,664
636,000 Taiwan Semiconductor Manufacturing
Company, Ltd. 6,415,841
173,000 TECO Electric & Machinery Company,
Ltd. 155,675
91,000 Topco Scientific Company, Ltd. 312,830
135,000 Transcend Information, Inc. 318,824
107,000 TXC Corporation 230,625
766,000 Uni-President Enterprises Corporation 1,783,546
22,000 United Integrated Services Company,
Ltd. 138,887
137,000 Wistron Corporation 128,471
35,000 WT Microelectronics Company, Ltd. 45,050
1,329,000 Yuanta Financial Holding Company,
Ltd. 757,503
Total 19,357,178
Thailand (2.4%)
72,300 Advanced Info Service Public
Company, Ltd. NVDR 440,372
54,200 Airports of Thailand Public Company,
Ltd. NVDR 103,378
379,400 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 241,066
71,100 Berli Jucker Public Company, Ltd.
NVDR 87,412
492,400 Charoen Pokphand Foods Public
Company, Ltd. NVDR 407,886
344,400 CP ALL Public Company, Ltd. NVDR 752,832
59,600 Intouch Holdings Public Company,
Ltd. NVDR 97,660
423,500 Major Cineplex Group Public
Company, Ltd. NVDR 189,490
58,800 PTT Exploration and Production Public
Company, Ltd. NVDR 151,776
917,000 Thai Union Group Public Company,
Ltd. NVDR 369,939
302,900 Thai Vegetable Oil Public Company,
Ltd. NVDR 228,186
Total 3,069,997
Turkey (0.6%)
449,309 Haci Omer Sabanci Holding AS 524,969
73,756 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
121,141
21,612 Sok Marketler Ticaret AS
a
33,903
120,301 Turk Hava Yollari Anonim Ortakligi
a
184,058
Total 864,071
Shares Common Stock ( 98 .4% ) Value
United States (0.7%)
18,579 Yum China Holding, Inc. $ 900,338
Total 900,338
Total Common Stock
(cost $136,460,017) 125,770,696
Shares Preferred Stock ( 1 .0% )
South Korea (1.0%)
36,370 Samsung Electronics Company, Ltd. 1,260,788
Total 1,260,788
Total Preferred Stock
(cost $1,417,041) 1,260,788
Shares Short-Term Investments ( 0 .7% )
Thrivent Core Short-Term Reserve
Fund
84,396 1.450% 843,957
Total Short-Term Investments (cost
$843,012) 843,957
Total Investments (cost
$138,720,070) 100.1% $ 127,875,441
Other Assets and Liabilities,
Net (0.1%) (71,027)
Total Net Assets 100.0% $ 127,804,414
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $1,227,819 or 1.0% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,961,257
Gross unrealized depreciation (13,805,886)
Net unrealized appreciation (depreciation) ( $ 10,844,629 )
Cost for federal income tax purposes $ 138,720,070

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 16,759,866 1,461,519 15,298,347 –
Consumer Discretionary 17,611,847 13,231,051 4,380,796 –
Consumer Staples 8,527,142 308,848 8,218,294 –
Energy 8,762,083 2,090,477 6,671,606 –
Financials 21,568,628 866,363 20,702,265 –
Health Care 6,005,170 588,583 5,416,587 –
Industrials 5,981,886 189,875 5,792,011 –
Information Technology 25,192,299 2,304,851 22,887,448 –
Materials 9,597,475 890,111 8,707,364 –
Real Estate 4,734,602 – 4,734,602 –
Utilities 1,029,698 – 1,029,698 –
Preferred Stock
Information Technology 1,260,788 – 1,260,788 –
Subtotal Investments in Securities $ 127,031,484 $ 21,931,678 $ 105,099,806 $ –
Other Investments  * Total
Affiliated Short-Term Investments 843,957
Subtotal Other Investments $ 843,957
Total Investments at Value $ 127,875,441
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity Fund, is as follows:
Fund
Value
1/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ — $ 13,921 $ 13,072 $ 844 84 0.7%
Total Affiliated Short-Term Investments — 844 0.7
Total Value $ — $ 844
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/31/2020
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(6) $1 $ – $6
Total Income/Non Income Cash from Affiliated Investments $6
Total $(6) $1 $ –

International Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .3% ) Value
Australia (3.8%)
58,086 AGL Energy, Ltd. $ 637,493
82,330 Carsales.com, Ltd. 753,136
106,031 Commonwealth Bank of Australia 4,283,270
242,237 Computershare, Ltd. 1,905,837
75,165 CSL, Ltd. 14,982,404
1,026,982 FlexiGroup, Ltd. 599,824
313,659 Gold Road Resources, Ltd.
a
320,292
473,227 GWA Group, Ltd. 849,423
44,004 Northern Star Resources, Ltd. 355,335
242,144 Ramelius Resources, Ltd. 205,754
500,939 Resolute Mining, Ltd.
a
298,454
23,239 Rio Tinto, Ltd. 1,309,774
339,110 Sandfire Resources, Ltd. 984,188
318,843 Seven West Media, Ltd.
a
17,538
123,443 St Barbara, Ltd. 203,180
31,384 Super Retail Group, Ltd. 128,039
Total 27,833,941
Austria (0.2%)
12,379 OMV AG 404,199
12,017 Verbund AG 544,104
Total 948,303
Belgium (0.5%)
64,515 Anheuser-Busch InBev NV 3,004,479
2,860 Cofinimmo SA 397,605
Total 3,402,084
Bermuda (0.1%)
274,000 Road King Infrastructure, Ltd. 423,499
Total 423,499
Canada (11.9%)
79,148 Allied Properties REIT 2,533,737
96,657 Bank of Montreal
b
4,914,268
209,590 CGI, Inc.
a
13,366,360
58,309 Choice Properties REIT 528,654
597,110 CI Financial Corporation 6,344,522
127,864 First Majestic Silver Corporation
a
1,031,862
115,738 Granite REIT 5,288,219
276,670 IAMGOLD Corporation
a
971,112
18,163 Kirkland Lake Gold, Ltd. 750,816
108,961 Laurentian Bank of Canada
b
2,433,706
16,211 MAG Silver Corporation
a
184,360
435,915 Manulife Financial Corporation 5,489,845
35,813 National Bank of Canada 1,444,407
41,719 Northland Power, Inc. 895,252
27,483 Onex Corporation 1,266,791
113,609 Power Corporation of Canada 1,816,830
158,078 Quebecor, Inc. 3,442,181
43,546 RioCan REIT 497,418
60,319 Royal Bank of Canada 3,710,705
219,768 Sun Life Financial, Inc. 7,532,692
48,408 TC Energy Corporation 2,227,822
381,039 Toronto-Dominion Bank 15,920,994
42,517 Transcontinental, Inc.
b
385,171
Total 82,977,724
Denmark (3.5%)
50,312 Carlsberg AS 6,347,010
272,412 Novo Nordisk AS 17,377,169
Shares Common Stock ( 98 .3% ) Value
Denmark (3.5%) - continued
13,687 Topdanmark AS $ 552,508
Total 24,276,687
Finland (0.7%)
186,103 UPM-Kymmene Oyj 5,103,929
Total 5,103,929
France (4.3%)
4,930 Aeroports de Paris SA 481,252
30,180 CNP Assurances
a
311,360
4,649 Eramet SA 146,402
5,953 Gaztransport Et Technigaz SA 431,577
20,964 Ipsos SA 403,672
157,018 Legrand SA 10,585,676
5,455 LNA Sante 241,963
6,763 L'Oreal SA
a
1,966,291
262,363 Natixis 619,383
75,662 Orange SA 919,224
107,699 Schneider Electric SE
a
9,952,763
39,594 Total SA 1,405,292
35,567 Vinci SA 2,913,732
Total 30,378,587
Germany (3.8%)
71,716 Allianz SE 13,198,050
77,314 Alstria Office REIT AG 1,158,919
21,060 Deutsche Boerse AG 3,265,124
209,835 Deutsche Pfandbriefbank AG
c
1,542,319
17,242 Dialog Semiconductor plc
a
541,485
10,695 Infineon Technologies AG 198,831
5,672 SAP SE 675,579
255,232 TAG Immobilien AG 5,590,545
1,483 Wirecard AG
b
146,755
Total 26,317,607
Hong Kong (1.0%)
189,000 AIA Group, Ltd. 1,734,598
629,000 Galaxy Entertainment Group, Ltd. 4,045,417
629,000 HKT Trust and HKT, Ltd. 1,015,031
239,000 Hysan Development Company, Ltd. 797,342
Total 7,592,388
Ireland (<0.1%)
12,250 Glanbia plc 130,369
Total 130,369
Israel (1.4%)
716,743 Bank Leumi Le-Israel BM 3,861,884
1,677,092 Israel Discount Bank, Ltd. 5,441,013
37,358 Mizrahi Tefahot Bank, Ltd. 765,134
Total 10,068,031
Italy (2.0%)
897,258 Enel SPA 6,128,702
171,504 Eni SPA 1,633,811
104,808 Recordati SPA 4,564,166
4,093,426 Telecom Italia SPA
a
1,625,546
Total 13,952,225
Japan (22.1%)
136,000 Air Water, Inc. 1,833,513
13,200 AOKI Holdings, Inc. 80,196

International Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .3% ) Value
Japan (22.1%) - continued
19,900 Aoyama Trading Company, Ltd. $ 168,112
39,000 Arcs Company, Ltd. 731,757
31,400 Autobacs Seven Company, Ltd. 366,673
18,200 Bridgestone Corporation 566,517
63,200 Canon, Inc. 1,329,420
34,700 Chiyoda Company, Ltd. 332,410
19,600 Chugai Pharmaceutical Company, Ltd. 2,336,354
389,200 Citizen Watch Company, Ltd.
b
1,373,622
17,800 Daiichi Sankyo Company, Ltd. 1,223,595
62,400 Daito Trust Construction Company,
Ltd. 5,933,332
250,500 Denso Corporation 8,805,512
8,200 Exedy Corporation 132,119
57,200 Fuji Soft, Inc. 2,013,491
33,900 GS Yuasa Corporation 481,742
45,300 Hanwa Company, Ltd. 719,639
51,400 Hino Motors, Ltd. 305,765
22,800 Hoya Corporation 2,079,208
110,100 Inaba Denki Sangyo Company, Ltd. 2,329,243
70,100 Japan Exchange Group, Inc. 1,303,891
4,652 Japan Hotel REIT Investment
Corporation 1,544,019
117,300 Japan Post Bank Company, Ltd. 1,089,152
19,200 Japan Post Holdings Company, Ltd. 153,579
967,400 JXTG Holdings, Inc. 3,429,782
11,400 Kao Corporation 879,126
60,900 KDDI Corporation 1,763,926
33,000 Kewpie Corporation 655,318
9,900 Keyence Corporation 3,534,420
140,700 Kinden Corporation 2,264,017
133,100 Kyoei Steel, Ltd. 1,691,322
16,900 KYORIN Holdings, Inc. 351,196
16,100 Lintec Corporation 345,497
7,300 M3, Inc. 263,486
554,000 Marubeni Corporation 2,667,976
12,400 Ministop Company, Ltd. 171,086
321,300 Mitsubishi Corporation 6,814,127
238,900 Mitsubishi UFJ Financial Group, Inc. 965,156
45,600 Mitsuboshi Belting, Ltd. 624,366
526,700 Mitsui & Company, Ltd. 7,351,860
14,900 MS and AD Insurance Group
Holdings, Inc. 429,270
80,100 NEC Networks & System Integration
Corporation 3,446,848
147,300 NHK Spring Company, Ltd. 974,653
4,100 Nintendo Company, Ltd. 1,692,990
30,900 Nippon Light Metal Holdings
Company, Ltd. 48,665
477,300 Nippon Steel Corporation 4,015,825
76,700 Nissan Motor Company, Ltd. 261,071
149,300 Nitto Kogyo Corporation 2,515,211
92,000 NTT DOCOMO, Inc. 2,711,352
18,500 Olympus Corporation
a
293,537
32,600 Onward Holdings Company, Ltd. 101,995
7,800 Oracle Corporation Japan 802,995
3,800 Oriental Land Company, Ltd. 480,492
24,000 PLENUS Company, Ltd. 393,096
41,700 Rinnai Corporation 3,158,588
30,000 Ryoyo Electro Corporation 673,570
65,000 Sangetsu Company, Ltd. 967,400
3,800 Sanwa Holdings Corporation 29,487
1,100 Sanyo Special Steel Company, Ltd. 9,605
41,000 Senshu Ikeda Holdings, Inc. 64,004
33,800 SHIMAMURA Company, Ltd. 2,130,968
219,600 SoftBank Corporation 2,990,508
43,400 SoftBank Group Corporation 1,860,239
Shares Common Stock ( 98 .3% ) Value
Japan (22.1%) - continued
2,679,400 Sojitz Corporation $ 6,201,039
30,900 Sony Corporation 1,988,542
72,800 Sugi Holdings Company, Ltd. 4,389,988
342,600 Sumitomo Chemical Company, Ltd. 1,050,823
308,000 Sumitomo Corporation 3,484,156
771,000 Sumitomo Electric Industries, Ltd. 7,932,396
15,000 Sumitomo Forestry Company, Ltd. 185,312
355,600 Sumitomo Rubber Industries, Ltd. 3,451,646
153,200 Sundrug Company, Ltd. 5,245,334
17,500 Taikisha, Ltd. 509,658
22,300 Taiyo Holdings Company, Ltd. 911,875
9,400 Takara Standard Company, Ltd. 138,533
57,900 Takeda Pharmaceutical Company,
Ltd. 2,087,958
90,200 Toagosei Company, Ltd. 825,272
41,400 Tokio Marine Holdings, Inc. 1,942,312
8,600 Tokyo Electron, Ltd. 1,831,637
47,400 Toppan Forms Company, Ltd. 416,418
876,100 Toray Industries, Inc. 4,016,664
57,400 Toyoda Gosei Company, Ltd. 1,069,089
43,700 Tsubakimoto Chain Company 1,023,563
8,300 Tsumura & Company 229,597
213,400 TV Asahi Holdings Corporation 3,167,845
61,100 Ube Industries, Ltd. 1,024,611
26,400 Yuasa Trading Company, Ltd. 710,430
Total 154,892,589
Luxembourg (0.2%)
95,244 Arcelor Mittal 1,040,372
Total 1,040,372
Netherlands (7.4%)
83,719 Aalberts NV
a
2,357,513
3,564 ASM International NV 392,320
32,581 ASML Holding NV 9,516,476
105,403 BE Semiconductor Industries NV
a
4,362,208
103,331 Euronext NV
c
8,675,089
50,945 ForFarmers BV 339,436
85,342 Koninklijke DSM NV 10,459,721
140,791 Koninklijke Philips NV 6,137,457
179,054 Signify NV
c
3,644,903
63,977 Unilever NV 3,186,024
49,317 Wolters Kluwer NV 3,627,450
Total 52,698,597
Norway (0.7%)
428,306 DnB ASA
b
5,185,890
30,348 Entra ASA
b,c
382,106
Total 5,567,996
Singapore (1.7%)
1,540,464 Ascendas REIT 3,221,543
197,500 Ascott Trust 124,243
429,300 DBS Group Holdings, Ltd. 6,044,163
390,700 Mapletree Commercial Trust 537,987
83,700 Singapore Exchange, Ltd. 570,759
642,600 Wing Tai Holdings, Ltd. 785,620
Total 11,284,315
Spain (3.0%)
158,299 Amadeus IT Holding SA 7,556,039
37,556 CIA De Distribucion Integral 670,389
163,799 Enagas SA 3,823,370

International Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .3% ) Value
Spain (3.0%) - continued
91,525 Grifols SA $ 3,123,477
45,541 Industria de Diseno Textil SA 1,166,419
713,153 Mediaset Espana Comunicacion SA
a
2,555,449
393,029 Telefonica SA 1,797,127
Total 20,692,270
Sweden (4.3%)
274,247 AB Industrivarden
a
5,611,916
161,122 Assa Abloy AB 2,884,396
219,962 Atlas Copco AB, Class A 7,580,875
86,588 Atlas Copco AB, Class B 2,678,329
122,863 Castellum AB 2,154,995
154,474 Granges AB 1,128,723
236,483 Hexpol AB
a
1,698,951
20,880 Kungsleden AB 159,011
11,168 L E Lundbergforetagen AB
a
468,911
78,158 Nobina AB
c
426,199
115,282 Sandvik AB
a
1,773,432
220,561 SKF AB 3,481,252
Total 30,046,990
Switzerland (14.9%)
57,237 Baloise Holding AG 8,563,652
6,007 Geberit AG 2,686,349
189 Lindt & Spruengli AG 1,472,309
143,852 Nestle SA 15,235,370
279,706 Novartis AG 23,869,682
28,499 Pargesa Holding SA 2,027,321
79,720 PSP Swiss Property AG 9,260,862
73,489 Roche Holding AG 25,449,048
896 Siegfried Holding AG
a
408,409
21,741 Sonova Holding AG 3,926,723
23,431 Swiss Life Holding AG 8,309,182
31,410 Swiss Prime Site AG 2,990,438
Total 104,199,345
United Kingdom (10.8%)
30,076 Anglo American plc 534,901
1,230,211 Auto Trader Group plc
c
7,081,681
45,053 Berkeley Group Holdings plc 2,364,959
795,116 GlaxoSmithKline plc 16,588,099
423,590 Halma plc 11,136,288
99,484 Hochschild Mining plc 173,562
321,794 HSBC Holdings plc 1,654,001
466,306 Moneysupermarket.com Group plc 1,857,887
183,898 National Express Group plc 632,815
243,527 PageGroup plc 1,153,270
31,987 Paragon Banking Group plc 133,921
13,450 Reckitt Benckiser Group plc 1,120,376
55,985 Redde Northgate plc 126,301
293,241 Redrow plc 1,703,814
508,208 RELX plc 11,466,031
53,090 Rightmove plc 331,940
301,517 Royal Dutch Shell plc, Class A 4,964,230
487,231 Royal Dutch Shell plc, Class B 7,799,871
24,195 Spirax-Sarco Engineering plc 2,647,875
1,102,018 Taylor Wimpey plc 2,035,242
278,674 Vodafone Group plc 393,116
Total 75,900,180
Total Common Stock
(cost $769,742,929) 689,728,028
Shares
Collateral Held for Securities Loaned
( 1 .9% ) Value
12,972,274 Thrivent Cash Management Trust $ 12,972,274
Total Collateral Held for Securities
Loaned
(cost $12,972,274) 12,972,274
Shares Short-Term Investments ( 0 .7% )
Thrivent Core Short-Term Reserve
Fund
519,949 1.450% 5,199,488
Total Short-Term Investments (cost
$5,187,208) 5,199,488
Total Investments (cost
$787,902,411) 100.9% $ 707,899,790
Other Assets and Liabilities,
Net (0.9%) (6,595,498)
Total Net Assets 100.0% $ 701,304,292
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2020, the value of these investments was $21,752,297 or 3.1% of total
net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of April 30, 2020:
Securities Lending Transactions
Common Stock $ 12,108,880
Total lending $12,108,880
Gross amount payable upon return of
collateral for securities loaned $12,972,274
Net amounts due to counterparty $863,394
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,739,255
Gross unrealized depreciation (122,494,069)
Net unrealized appreciation (depreciation) $ (84,754,814)
Cost for federal income tax purposes $ 792,654,604

International Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 34,707,770 – 34,707,770 –
Consumer Discretionary 48,360,719 – 48,360,719 –
Consumer Staples 44,874,273 – 44,874,273 –
Energy 22,296,584 – 22,296,584 –
Financials 140,241,396 – 140,241,396 –
Health Care 117,316,863 – 117,316,863 –
Industrials 113,964,100 – 113,964,100 –
Information Technology 65,509,767 – 65,509,767 –
Materials 42,675,360 2,002,974 40,672,386 –
Real Estate 47,752,275 – 47,752,275 –
Utilities 12,028,921 – 12,028,921 –
Subtotal Investments in Securities $ 689,728,028 $ 2,002,974 $ 687,725,054 $ –
Other Investments  * Total
Affiliated Short-Term Investments 5,199,488
Collateral Held for Securities Loaned 12,972,274
Subtotal Other Investments $ 18,171,762
Total Investments at Value $ 707,899,790
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ — $ 52,900 $ 47,711 $ 5,199 520 0.7%
Total Affiliated Short-Term Investments — 5,199 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,254 116,176 119,458 12,972 12,972 1.9
Total Collateral Held for Securities Loaned 16,254 12,972 1.9
Total Value $ 16,254 $ 18,171
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(2) $12 0 $ 21
Total Income/Non Income Cash from Affiliated Investments $ 21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 47
Total Affiliated Income from Securities Loaned, Net $ 47
Total Value $(2) $12 $ 0

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99 .5% ) Value
Communications Services (3.5%)
5,967 Alphabet, Inc., Class A
a
$ 8,035,759
115,494 AT&T, Inc. 3,519,102
48,531 Cinemark Holdings, Inc. 693,023
63,365 Meredith Corporation
b
939,703
44,202 T-Mobile US, Inc.
a
3,880,935
485,431 Verizon Communications, Inc. 27,888,011
10,595 Walt Disney Company 1,145,849
Total 46,102,382
Consumer Discretionary (7.2%)
589 AutoZone, Inc.
a
600,968
62,968 Eldorado Resorts, Inc.
a,b
1,350,034
127,291 Home Depot, Inc. 27,982,381
141,879 McDonald's Corporation 26,610,825
65,656 Norwegian Cruise Line Holdings,
Ltd.
a,b
1,076,758
30,111 O'Reilly Automotive, Inc.
a
11,633,084
57,499 Penn National Gaming, Inc.
a,b
1,024,632
18,658 Ross Stores, Inc. 1,704,595
32,351 Royal Caribbean Cruises, Ltd.
b
1,513,056
19,671 Six Flags Entertainment Corporation
b
393,617
309,692 TJX Companies, Inc. 15,190,393
47,304 Yum! Brands, Inc. 4,088,485
Total 93,168,828
Consumer Staples (16.0%)
525,814 Coca-Cola Company 24,129,605
331,458 Colgate-Palmolive Company 23,291,554
33,927 Costco Wholesale Corporation 10,279,881
145,579 Hershey Company 19,279,027
58,908 Kimberly-Clark Corporation 8,157,580
19,484 Lamb Weston Holdings, Inc. 1,195,538
15,797 McCormick & Company, Inc. 2,477,602
535,510 Mondelez International, Inc. 27,546,634
219,918 PepsiCo, Inc. 29,092,952
234,070 Procter & Gamble Company 27,589,831
271,623 Sysco Corporation 15,284,226
168,444 Wal-Mart Stores, Inc. 20,474,368
Total 208,798,798
Energy (0.7%)
95,579 Apache Corporation
b
1,250,173
39,829 CNX Resources Corporation
a
422,187
49,853 Diamondback Energy, Inc. 2,170,600
53,276 EQT Corporation 777,297
56,728 Equitrans Midstream Corporation
b
475,381
86,778 Occidental Petroleum Corporation
b
1,440,515
323,198 Patterson-UTI Energy, Inc. 1,192,601
108,961 Targa Resources Corporation 1,412,134
Total 9,140,888
Financials (10.6%)
7,547 Alleghany Corporation 4,027,909
197,759 American Financial Group, Inc. 13,099,556
727,170 Annaly Capital Management, Inc. 4,544,813
79,617 Aon plc 13,747,467
139,095 Arthur J. Gallagher & Company 10,918,958
120,151 Berkshire Hathaway, Inc.
a
22,511,491
9,478 Cboe Global Markets, Inc. 941,924
5,910 Chubb, Ltd. 638,339
99,847 CME Group, Inc. 17,793,734
8,663 Everest Re Group, Ltd. 1,499,825
105,337 Hanover Insurance Group, Inc. 10,573,728
11,400 Markel Corporation
a
9,870,576
Shares Common Stock ( 99 .5% ) Value
Financials (10.6%) - continued
270,066 Marsh & McLennan Companies, Inc. $ 26,285,524
10,484 RenaissanceRe Holdings, Ltd. 1,530,769
Total 137,984,613
Health Care (16.1%)
193,083 Abbott Laboratories 17,781,014
68,379 Baxter International, Inc. 6,070,688
23,769 Becton, Dickinson and Company 6,002,386
13,067 Chemed Corporation 5,443,320
177,340 Danaher Corporation 28,987,997
24,838 Eli Lilly and Company 3,840,948
212,511 Johnson & Johnson 31,885,151
247,403 Medtronic plc 24,153,955
307,830 Merck & Company, Inc. 24,423,232
100,765 Pfizer, Inc. 3,865,345
95,445 Stryker Corporation 17,793,811
27,055 Thermo Fisher Scientific, Inc. 9,054,767
60,694 UnitedHealth Group, Inc. 17,751,174
98,969 Zoetis, Inc. 12,797,681
Total 209,851,469
Industrials (11.4%)
178,079 AMETEK, Inc. 14,935,486
127,483 Carrier Global Corporation
a
2,257,724
71,782 General Dynamics Corporation 9,376,165
143,084 Honeywell International, Inc. 20,303,620
14,834 IDEX Corporation 2,278,947
60,983 Lockheed Martin Corporation 23,726,046
63,741 Otis Worldwide Corporation
a
3,245,054
127,483 Raytheon Technologies Corporation 8,262,173
207,920 Republic Services, Inc. 16,288,453
20,853 Teledyne Technologies, Inc.
a
6,791,196
93,117 Verisk Analytics, Inc. 14,231,071
153,598 Waste Connections, Inc. 13,195,604
132,128 Waste Management, Inc. 13,215,443
Total 148,106,982
Information Technology (15.5%)
142,037 Accenture plc 26,303,832
8,545 Adobe, Inc.
a
3,021,854
245,933 Amphenol Corporation 21,706,046
159,417 Automatic Data Processing, Inc. 23,384,880
62,579 Broadridge Financial Solutions, Inc. 7,259,164
36,376 Citrix Systems, Inc. 5,274,884
41,563 Intuit, Inc. 11,214,113
59,823 Jack Henry & Associates, Inc. 9,784,052
67,419 MasterCard, Inc. 18,538,202
168,611 Microsoft Corporation 30,216,777
13,857 Motorola Solutions, Inc. 1,992,775
150,674 Oracle Corporation 7,981,202
218,496 Paychex, Inc. 14,971,346
105,373 Synopsys, Inc.
a
16,556,206
215,301 Western Union Company
b
4,105,790
Total 202,311,123
Materials (2.5%)
63,695 Ecolab, Inc.
b
12,324,983
158,613 Newmont Mining Corporation 9,434,301
14,481 Royal Gold, Inc. 1,774,357
16,785 Sherwin-Williams Company 9,002,970
Total 32,536,611

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99 .5% ) Value
Real Estate (8.1%)
262,149 AGNC Investment Corporation $ 3,255,891
2,135 American Tower Corporation 508,130
307,835 Apartment Investment &
Management Company 11,596,144
11,554 AvalonBay Communities, Inc. 1,882,724
214,761 Camden Property Trust 18,914,001
11,713 Crown Castle International
Corporation 1,867,404
354,287 Equity Residential 23,049,912
55,995 Essex Property Trust, Inc. 13,668,380
24,597 First Industrial Realty Trust, Inc. 929,029
53,208 Kilroy Realty Corporation 3,312,730
156,767 National Retail Properties, Inc. 5,116,875
227,750 Realty Income Corporation 12,508,030
245,605 UDR, Inc. 9,202,819
Total 105,812,069
Utilities (7.9%)
25,210 ALLETE, Inc. 1,451,088
93,977 American Electric Power Company,
Inc. 7,810,429
319,098 Consolidated Edison, Inc. 25,144,922
225,511 DTE Energy Company 23,394,511
146,607 IDACORP, Inc. 13,455,590
135,377 NextEra Energy, Inc. 31,288,332
Total 102,544,872
Total Common Stock
(cost $1,295,711,010) 1,296,358,635
Shares
Collateral Held for Securities Loaned
( 1 .5% ) Value
20,041,355 Thrivent Cash Management Trust 20,041,355
Total Collateral Held for Securities
Loaned
(cost $20,041,355) 20,041,355
Shares Short-Term Investments ( 0 .4% ) Value
Thrivent Core Short-Term Reserve
Fund
513,268 1.450% 5,132,681
Total Short-Term Investments (cost
$5,125,740) 5,132,681
Total Investments (cost
$1,320,878,105) 101.4% $ 1,321,532,671
Other Assets and Liabilities, Net
(1.4%) (18,759,404)
Total Net Assets 100.0% $ 1,302,773,267
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity Fund as of April 30, 2020:
Securities Lending Transactions
Common Stock $ 19,054,925
Total lending $19,054,925
Gross amount payable upon return of
collateral for securities loaned $20,041,355
Net amounts due to counterparty $986,430
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 101,886,154
Gross unrealized depreciation (101,439,292)
Net unrealized appreciation (depreciation) $ 446,862
Cost for federal income tax purposes $ 1,321,085,809

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 46,102,382 46,102,382 – –
Consumer Discretionary 93,168,828 93,168,828 – –
Consumer Staples 208,798,798 208,798,798 – –
Energy 9,140,888 9,140,888 – –
Financials 137,984,613 137,984,613 – –
Health Care 209,851,469 209,851,469 – –
Industrials 148,106,982 148,106,982 – –
Information Technology 202,311,123 202,311,123 – –
Materials 32,536,611 32,536,611 – –
Real Estate 105,812,069 105,812,069 – –
Utilities 102,544,872 102,544,872 – –
Subtotal Investments in Securities $ 1,296,358,635 $ 1,296,358,635 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 5,132,681
Collateral Held for Securities Loaned 20,041,355
Subtotal Other Investments $ 25,174,036
Total Investments at Value $ 1,321,532,671
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
4/30/2020
Shares Held at
4/30/2020
% of Net
Assets
4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $ 1,504 $ 93,477 $ 89,853 $ 5,133 513 0.4%
Total Affiliated Short-Term Investments 1,504 5,133 0.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 26,924 6,883 20,041 20,041 1.5
Total Collateral Held for Securities Loaned – 20,041 1.5
Total Value $ 1,504 $ 25,174
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 4/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.450% $(2) $7 $ 0 $32
Total Income/Non Income Cash from Affiliated Investments $32
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total $(2) $7 $ 0

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 5.5% )
a
Value
AmeriCredit Automobile Receivables
Trust
$ 27,994,098
1.214% , 3/18/2021, Ser.
2020-1 $ 27,994,280
ARI Fleet Lease Trust
874,937
2.449% , 6/15/2020, Ser.
2019-A
b
874,998
11,889,506
1.685% , 2/16/2021, Ser.
2020-A
b
11,872,286
Ascentium Equipment Receivables,
LLC
3,607,798
2.150% , 11/10/2020, Ser.
2019-2A
b
3,606,896
Axis Equipment Finance Receivables
Trust
924,225
2.450% , 7/20/2020, Ser.
2019-1A
b
924,277
Carmax Auto Owner Trust
5,184,461
1.968% , 11/16/2020, Ser.
2019-4 5,185,721
Carvana Auto Receivables Trust
2,941,700
1.947% , 12/15/2020, Ser.
2019-4A
b
2,940,550
CCG Receivables Trust
7,037,993
1.974% , 11/16/2020, Ser.
2019-2
b
7,035,356
CNH Equipment Trust
3,839,616
1.995% , 11/16/2020, Ser.
2019-C 3,840,691
Dell Equipment Finance Trust
7,896,831
2.012% , 10/22/2020, Ser.
2019-2
b
7,894,035
DLL Securitization Trust
6,047,354
2.062% , 10/20/2020, Ser.
2019-MT3
b
6,044,798
Drive Auto Receivables Trust
3,069,671
1.743% , 1/15/2021, Ser.
2020-1 3,070,443
Enterprise Fleet Financing, LLC
14,766,102
1.973% , 11/20/2020, Ser.
2019-3
b
14,758,374
8,041,526
1.690% , 2/22/2021, Ser.
2020-1
b
8,035,892
GM Financial Leasing Trust
16,870,402
2.003% , 2/22/2021, Ser.
2020-1 16,871,428
Hewlett-Packard Financial Services
Company Equipment Trust
1,032,944
2.150% , 10/9/2020, Ser.
2019-1A
b
1,033,068
Hyundai Auto Receivables Trust
2,211,457
1.907% , 10/15/2020, Ser.
2019-B 2,212,192
MMAF Equipment Finance, LLC
2019-B
2,173,627
2.125% , 10/9/2020, Ser.
2019-B
b
2,174,207
Santander Retail Auto Lease Trust
9,935,903
1.657% , 2/22/2021, Ser.
2020-A
b
9,935,245
Tesla Auto Lease Trust
4,973,372
2.005% , 12/18/2020, Ser.
2019-A
b
4,977,421
Principal
Amount Asset-Backed Securities ( 5.5% )
a
Value
Transportation Finance Equipment
Trust
$ 3,872,643
2.003% , 10/23/2020, Ser.
2019-1
b
$ 3,871,727
Volkswagen Auto Lease Trust
3,508,106
2.128% , 10/20/2020, Ser.
2019-A 3,508,648
Westlake Automobile Receivables
Trust
2,921,382
2.022% , 11/16/2020, Ser.
2019-3A
b
2,922,084
29,565,760
1.150% , 3/15/2021, Ser.
2020-1A
b
29,530,887
World Omni Auto Receivables Trust
18,672,903
1.049% , 3/15/2021, Ser.
2020-A 18,683,209
Total 199,798,713
Principal
Amount Basic Materials ( 0.4% )
a
Value
EI du Pont de Nemours & Company
15,000,000 1.440% , 5/28/2020
b
14,996,068
Total 14,996,068
Principal
Amount Capital Goods ( 3.0% )
a
Value
Caterpillar Financial Services
Corporation
9,525,000
1.872% (LIBOR 3M + 0.180%),
5/15/2020
c
9,524,793
25,000,000 0.800% , 6/25/2020
d
24,977,406
General Dynamics Corporation
10,560,000
2.021% (LIBOR 3M + 0.290%),
5/11/2020
c
10,559,362
Honeywell International, Inc.
10,000,000 1.000% , 9/18/2020
b
9,977,675
John Deere Capital Corporation
25,000,000
1.485% (LIBOR 3M + 0.290%),
6/22/2020
c
24,986,857
25,000,000
1.731% (LIBOR 3M + 0.420%),
7/10/2020
c
24,989,510
Total 105,015,603
Principal
Amount Communications Services ( 1.9% )
a
Value
Rogers Communications, Inc.
23,000,000 0.600% , 5/4/2020
b,d
22,998,061
TWDC Enterprises 18 Corporation
5,000,000
1.504% (LIBOR 3M + 0.190%),
6/5/2020
c
5,002,479
Verizon Communications, Inc.
20,175,000
2.233% (LIBOR 3M + 0.550%),
5/22/2020
c
20,189,667
10,000,000 1.850% , 6/17/2020
b
9,981,067
10,000,000 1.850% , 6/19/2020
b
9,980,319
Total 68,151,593
Principal
Amount Consumer Cyclical ( 7.7% )
a
Value
American Honda Finance Corporation
4,500,000
1.797% (LIBOR 3M + 0.090%),
5/13/2020
c
4,498,693

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Cyclical ( 7.7% )
a
Value
$ 25,000,000
1.863% (LIBOR 3M + 0.180%),
5/22/2020
c
$ 24,986,433
26,773,000
1.001% (LIBOR 3M + 0.260%),
6/16/2020
c
26,757,889
20,974,000
1.405% (LIBOR 3M + 0.270%),
7/20/2020
c
20,954,855
12,665,000 1.950% , 7/20/2020 12,678,805
18,010,000
1.415% (LIBOR 3M + 0.280%),
10/19/2020
c
17,931,483
5,000,000
2.043% (LIBOR 3M + 0.280%),
11/2/2020
c
4,976,193
5,820,000
1.118% (LIBOR 3M + 0.350%),
6/11/2021
c
5,765,693
BMW US Capital, LLC
17,555,000
2.074% (LIBOR 3M + 0.370%),
8/14/2020
b,c
17,475,149
10,560,000
1.721% (LIBOR 3M + 0.410%),
4/12/2021
b,c
10,379,724
Charta, LLC
5,000,000 1.680% , 6/10/2020
b,d
4,998,320
Daimler Finance North America, LLC
25,000,000 1.740% , 5/13/2020
b,d
24,992,778
Nissan Motor Acceptance Corporation
10,000,000 1.790% , 5/1/2020
b,d
9,999,841
10,000,000 1.800% , 5/5/2020
b,d
9,998,993
Toyota Motor Credit Corporation
25,000,000
0.831% (LIBOR 3M + 0.090%),
9/14/2020
c
24,916,334
25,000,000
1.420% (LIBOR 3M + 0.100%),
10/5/2020
c,d
24,941,408
Wal-Mart Stores, Inc.
6,700,000 3.250% , 10/25/2020 6,794,870
Walmart, Inc.
25,000,000
1.235% (LIBOR 3M + 0.040%),
6/23/2020
c
24,996,539
Total 278,044,000
Principal
Amount Consumer Non-Cyclical ( 7.2% )
a
Value
Cargill Global Funding plc
25,000,000 1.400% , 8/5/2020
b
24,971,506
10,000,000 1.400% , 9/14/2020
b
9,978,803
25,000,000 1.400% , 10/5/2020
b
24,934,167
Coca-Cola Company
4,215,000 1.250% , 7/24/2020
b
4,214,672
5,000,000 1.600% , 8/13/2020
b
4,998,542
23,250,000 1.250% , 10/13/2020
b
23,214,943
GlaxoSmithKline, LLC
15,000,000 1.000% , 7/27/2020
b,d
14,970,667
Merck & Company, Inc.
15,000,000 1.200% , 6/15/2020
b
14,983,267
Novartis Securities Investment, Ltd.
10,000,000 1.250% , 8/4/2020
b,d
9,989,333
15,000,000 1.750% , 9/28/2020
b,d
14,963,508
Pepsico, Inc.
15,000,000 2.200% , 9/30/2020
b
14,942,625
10,000,000 1.880% , 12/11/2020
b
9,940,625
PepsiCo, Inc.
10,000,000 2.350% , 12/14/2020
b
9,939,643
Pfizer, Inc.
7,300,000 1.660% , 6/24/2020
b
7,296,877
Procter & Gamble Company
4,340,000 1.900% , 10/23/2020 4,371,299
Principal
Amount Consumer Non-Cyclical ( 7.2% )
a
Value
Reckitt Benckiser Treasury Services
plc
$ 10,000,000 1.730% , 5/19/2020
b,d
$ 9,998,617
25,000,000 1.650% , 5/28/2020
b,d
24,993,506
Stanley Black & Decker, Inc.
15,000,000 1.100% , 6/22/2020
b
14,987,854
15,000,000 1.100% , 6/26/2020
b
14,986,938
UnitedHealth Group, Inc.
1,295,000 0.950% , 5/18/2020
b
1,294,868
Total 259,972,260
Principal
Amount Energy ( 9.8% )
a
Value
BP Capital Markets plc
25,000,000 1.140% , 5/29/2020
b,d
24,995,005
25,000,000 1.140% , 6/1/2020
b,d
24,994,156
25,000,000 1.140% , 6/3/2020
b,d
24,993,460
Chevron Corporation
24,115,000 2.427% , 6/24/2020 24,145,559
6,500,000 2.100% , 6/30/2020
b
6,492,169
5,000,000 2.200% , 8/21/2020
b
4,987,272
10,000,000 2.200% , 9/11/2020
b
9,969,106
Exxon Mobil Corporation
12,000,000 1.580% , 6/16/2020 11,990,710
25,000,000 1.590% , 6/30/2020 24,970,983
23,994,000 1.540% , 7/22/2020 23,950,464
5,000,000 1.700% , 7/30/2020 4,989,636
25,000,000 2.100% , 9/22/2020 24,905,649
25,000,000 2.140% , 10/5/2020 24,895,215
Shell International Finance BV
25,000,000
2.181% (LIBOR 3M + 0.450%),
5/11/2020
c
25,000,651
Suncor Energy, Inc.
10,000,000 1.790% , 5/8/2020
b,d
9,998,222
10,000,000 1.790% , 5/15/2020
b,d
9,996,667
9,300,000 1.600% , 5/28/2020
b,d
9,290,141
Total Capital Canada, Ltd.
7,845,000 1.550% , 5/8/2020
b,d
7,844,400
10,000,000 1.590% , 5/13/2020
b,d
9,997,425
10,300,000 1.000% , 5/15/2020
b,d
10,296,309
25,000,000 1.660% , 8/3/2020
b,d
24,904,538
10,000,000 1.050% , 8/18/2020
b,d
9,954,258
Total 353,561,995
Principal
Amount Financials ( 50.3% )
a
Value
AIG Global Funding
29,186,000
1.931% (LIBOR 3M + 0.480%),
7/2/2020
b,c
29,211,479
9,020,000 2.150% , 7/2/2020
b
9,034,703
15,907,000
1.748% (LIBOR 3M + 0.650%),
1/22/2021
b,c
15,792,339
AllianceBernstein, LP
10,000,000 0.600% , 5/18/2020
b
9,999,230
Alpine Securitization, LLC
15,000,000 1.700% , 6/19/2020
b,d
15,005,774
ANZ New Zealand International, Ltd.
10,000,000
1.467% (LIBOR 3M + 0.080%),
7/7/2020
b,c,d
9,996,467
Atlantic Asset Securitization, LLC.
25,000,000 0.520% , 5/26/2020
b,d
24,994,475

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials ( 50.3% )
a
Value
Australia and New Zealand Banking
Group, Ltd.
$ 9,850,000
1.771% (LIBOR 3M + 0.320%),
7/2/2020
b,c
$ 9,866,263
22,300,000
2.193% (LIBOR 3M + 0.500%),
8/19/2020
b,c
22,302,063
9,850,000
2.054% (LIBOR 3M + 0.320%),
11/9/2020
b,c
9,833,625
Bank of America NA
4,500,000 0.400% (LIBOR 1M + 0.360%)
c
4,497,245
7,000,000 1.680%  7,012,285
25,000,000
0.420% (LIBOR 1M + 0.130%),
10/6/2020
c
24,971,374
7,990,000
2.033% (LIBOR 3M + 0.350%),
5/24/2021
c
7,942,066
Bank of Montreal
27,754,000
1.181% (LIBOR 3M + 0.440%),
6/15/2020
c
27,755,506
25,000,000
1.801% (LIBOR 3M + 0.050%),
2/4/2021
c
24,962,374
Bank of Montreal Chicago
10,000,000
0.410% (FEDL 1M + 0.370%),
9/8/2020
c
9,990,296
10,000,000
0.300% (SOFRRATE + 0.290%),
3/5/2021
c
9,960,758
Bank of New York Mellon Corporation
7,845,000
2.562% (LIBOR 3M + 0.870%),
8/17/2020
c
7,853,039
11,075,000 2.600% , 8/17/2020 11,109,859
Bank of Nova Scotia
10,000,000
0.440% (FEDL 1M + 0.400%),
9/16/2020
c
9,990,781
4,835,000
1.575% (LIBOR 3M + 0.440%),
4/20/2021
c
4,823,740
Barclays Bank plc
10,000,000 1.700% , 7/6/2020
b,d
9,991,606
Barton Capital SA
15,000,000 1.620% , 6/3/2020
b,d
14,994,900
10,000,000 0.950% , 6/8/2020
b,d
9,996,100
Branch Banking and Trust Company
5,270,000
1.800% (LIBOR 3M + 0.220%),
6/1/2020
c
5,270,000
CAFCO, LLC
15,000,000 1.250% , 7/7/2020
b,d
14,990,735
Capital One Financial Corporation
8,563,000 2.500% , 5/12/2020 8,564,991
Chariot Funding, LLC
15,000,000 1.730% , 5/21/2020
b
14,998,250
4,090,000 1.600% , 5/22/2020
b
4,089,473
25,000,000 0.850% , 6/22/2020
b
24,987,560
25,000,000 1.100% , 7/15/2020
b
24,980,683
25,000,000 1.000% , 7/20/2020
b
24,979,131
15,000,000
1.741% (LIBOR 3M + FLAT),
8/6/2020
b,c
14,988,524
Ciesco, LLC
1,040,000 0.050% , 5/1/2020
b,d
1,039,996
8,599,000 1.660% , 5/13/2020
b,d
8,598,534
5,725,000 1.650% , 6/9/2020
b,d
5,722,665
Citibank NA
34,000,000
2.083% (LIBOR 3M + 0.320%),
5/1/2020
c
34,000,000
25,059,000
1.284% (LIBOR 3M + 0.500%),
6/12/2020
c
25,040,149
4,265,000 2.100% , 6/12/2020 4,265,916
Principal
Amount Financials ( 50.3% )
a
Value
$ 25,383,000
2.063% (LIBOR 3M + 0.350%),
2/12/2021
c
$ 25,303,426
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
25,000,000
0.758% (LIBOR 1M + 0.040%),
9/18/2020
c
24,958,204
5,000,000 2.500% , 1/19/2021 5,056,446
CRC Funding, LLC
7,300,000 1.050% , 6/11/2020
b,d
7,296,849
Crown Point Capital Company, LLC
10,000,000 1.090% , 5/11/2020
b,d
9,998,931
Dealers Capital Access Trust, LLC
5,000,000 1.250% , 5/12/2020 4,999,758
18,470,000 0.730% , 5/13/2020 18,468,999
16,500,000 0.730% , 6/22/2020 16,491,984
Glaxosmithkline Finance plc
20,000,000 1.130% , 5/28/2020
b,d
19,989,453
25,000,000 1.130% , 5/29/2020
b,d
24,986,628
6,735,000 1.050% , 8/5/2020
b,d
6,719,847
Goldman Sachs Bank USA
25,000,000
1.024% (SOFRRATE + 0.280%),
2/5/2021
c
24,911,739
ING Bank NV
18,050,000
2.662% (LIBOR 3M + 0.970%),
8/17/2020
b,c
18,074,237
ING Funding, LLC
20,000,000
1.365% (LIBOR 3M + 0.170%),
9/23/2020
b,c,d
19,986,038
Jupiter Securitization Company, LLC
10,000,000 1.000% , 5/11/2020
b,d
9,999,542
15,000,000
0.760% (LIBOR 3M + FLAT),
7/31/2020
b,c,d
15,000,109
La Fayette Asset Securitization, LLC
2,580,000 1.580% , 5/19/2020
b,d
2,579,705
10,000,000 1.650% , 6/5/2020
b,d
9,996,400
LMA Americas, LLC
17,900,000 0.984% , 6/8/2020
b,d
17,892,767
3,600,000 1.050% , 6/9/2020
b,d
3,598,440
Macquarie Bank, Ltd.
10,000,000
1.961% (LIBOR 3M + 1.120%),
7/29/2020
b,c
10,009,404
10,000,000
0.720% (LIBOR 1M + 0.150%),
2/24/2021
b,c
9,981,966
Manhattan Asset Funding
Corporation, LLC
5,000,000 1.250% , 5/19/2020
b,d
4,999,570
MetLife Short Term Funding, LLC
10,000,000 2.020% , 5/29/2020
b,d
9,996,713
8,300,000 1.150% , 9/11/2020
b,d
8,286,005
Metropolitan Life Global Funding I
25,865,000
1.184% (LIBOR 3M + 0.400%),
6/12/2020
b,c
25,877,637
3,864,000 2.050% , 6/12/2020
b
3,868,666
5,000,000 2.500% , 12/3/2020
b
5,039,424
National Australia Bank, Ltd.
10,000,000
1.175% (LIBOR 1M + 0.190%),
5/1/2020
b,c
10,000,304
23,857,000
2.193% (LIBOR 3M + 0.510%),
5/22/2020
b,c
23,875,691
National Bank of Canada
6,650,000 1.670% , 6/4/2020
b
6,648,274
7,180,000
1.344% (LIBOR 3M + 0.560%),
6/12/2020
c
7,179,771

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials ( 50.3% )
a
Value
$ 7,090,000
2.093% (LIBOR 3M + 0.330%),
11/2/2020
c
$ 7,077,250
Nederlandse Waterschapsbank NV
25,000,000 1.590% , 5/27/2020
b
24,999,194
New York Life Global Funding
3,000,000 1.950% , 9/28/2020
b
3,012,220
30,580,000
1.593% (LIBOR 3M + 0.160%),
10/1/2020
b,c
30,553,316
Nordea Bank Abp
12,448,000
2.083% (LIBOR 3M + 0.470%),
5/29/2020
b,c
12,459,759
Old Line Funding, LLC
12,645,000 1.590% , 5/20/2020
b,d
12,643,440
15,000,000 0.600% , 10/30/2020
b,d
14,934,982
PNC Bank NA
35,000,000
2.053% (LIBOR 3M + 0.360%),
5/19/2020
c
35,001,700
5,800,000 2.300% , 6/1/2020 5,800,000
Pricoa Short Term Funding, LLC
15,000,000 1.670% , 6/10/2020
b
14,994,055
Royal Bank of Canada
15,000,000
0.390% (FEDL 1M + 0.350%),
7/24/2020
b,c
14,993,257
10,000,000
0.727% (LIBOR 1M + 0.240%),
8/26/2020
b,c
10,000,962
15,000,000
1.344% (LIBOR 3M + 0.090%),
9/4/2020
c
14,999,492
15,000,000 1.520% , 9/8/2020
b
14,974,510
10,000,000
1.463% (LIBOR 3M + 0.090%),
1/4/2021
b,c
9,992,597
10,000,000
1.781% (LIBOR 3M + 0.040%),
2/3/2021
b,c
9,980,511
10,000,000
0.160% (SOFRRATE + 0.150%),
2/26/2021
b,c
9,938,215
10,000,000
0.260% (SOFRRATE + 0.250%),
3/3/2021
b,c
9,945,680
5,321,000
1.150% (LIBOR 3M + 0.390%),
4/30/2021
c
5,315,590
Skandinaviska Enskilda Banken AB
10,000,000
0.918% (LIBOR 1M + 0.200%),
7/20/2020
c
10,003,768
20,000,000
1.346% (LIBOR 3M + 0.170%),
10/16/2020
c
20,001,801
Societe Generale SA
2,200,000 1.600% , 5/1/2020
b
2,199,994
6,000,000 1.300% , 6/8/2020
b
5,998,537
Starbird Funding Corporation
25,000,000 1.650% , 6/18/2020
b,d
24,987,001
Sumitomo Mitsui Banking Corporation
20,000,000 1.750% , 5/19/2020 20,016,678
7,300,000
0.557% (LIBOR 1M + 0.070%),
8/25/2020
c
7,295,956
Svenska Handelsbanken AB
6,700,000
1.359% (LIBOR 3M + 0.360%),
9/8/2020
c
6,697,111
13,900,000
2.363% (LIBOR 3M + 0.930%),
10/1/2020
c
13,884,516
12,300,000
2.153% (LIBOR 3M + 0.470%),
5/24/2021
c
12,258,256
Svenska Handelsbanken NY
10,000,000
1.215% (LIBOR 1M + 0.230%),
5/1/2020
c
10,000,315
10,000,000
0.918% (LIBOR 1M + 0.200%),
5/19/2020
c
10,003,964
Principal
Amount Financials ( 50.3% )
a
Value
$ 10,000,000
0.918% (LIBOR 1M + 0.200%),
5/20/2020
c
$ 10,004,151
Thunder Bay Funding, LLC
3,020,000 1.590% , 6/3/2020
b,d
3,019,096
21,000,000 1.670% , 7/27/2020
b,d
20,978,697
15,000,000 1.100% , 10/21/2020
b,d
14,952,875
Toronto-Dominion Bank
10,000,000
0.905% (LIBOR 1M + 0.280%),
7/23/2020
b,c
10,004,626
15,000,000
1.821% (LIBOR 3M + 0.080%),
8/5/2020
c
14,993,567
10,000,000
0.410% (FEDL 1M + 0.370%),
9/8/2020
c
9,990,140
10,000,000
1.103% (LIBOR 3M + 0.260%),
9/17/2020
c
9,985,589
10,000,000
1.825% (LIBOR 3M + 0.050%),
2/1/2021
b,c
9,985,004
5,184,000
2.387% (LIBOR 3M + 1.000%),
4/7/2021
c
5,198,227
U.S. Bank NA
28,158,000
1.270% (LIBOR 3M + 0.250%),
7/24/2020
c
28,138,524
6,000,000 3.050% , 7/24/2020 6,019,720
6,630,000
2.061% (LIBOR 3M + 0.310%),
2/4/2021
c
6,619,763
9,000,000 3.000% , 2/4/2021 9,115,022
21,888,000
1.311% (LIBOR 3M + 0.320%),
4/26/2021
c
21,839,888
10,000,000
1.986% (LIBOR 3M + 0.290%),
5/21/2021
c
9,967,026
16,299,000 3.104% 0, 5/21/2021
c
16,306,210
UBS AG
4,550,000
1.579% (LIBOR 3M + 0.580%),
6/8/2020
b,c
4,551,520
Victory Receivables Corporation
2,795,000 0.900% , 5/15/2020
b,d
2,794,825
Wells Fargo Bank NA
10,000,000
0.350% (FEDL 1M + 0.310%),
5/19/2020
c
9,999,417
25,000,000
1.034% (LIBOR 1M + 0.220%),
7/15/2020
c
24,961,374
10,000,000
1.069% (LIBOR 1M + 0.240%),
8/14/2020
c
10,001,164
15,000,000
1.054% (LIBOR 1M + 0.260%),
9/16/2020
c
14,981,197
10,000,000
1.361% (LIBOR 3M + 0.050%),
10/13/2020
c
9,998,275
10,000,000
1.309% (LIBOR 3M + 0.090%),
1/13/2021
c
10,000,002
25,000,000
1.529% (LIBOR 3M + 0.310%),
1/15/2021
c
24,950,250
10,000,000
1.960% (LIBOR 3M + 0.110%),
2/16/2021
c
10,000,031
Welltower, Inc.
5,000,000 0.600% , 5/1/2020
b
4,999,889
Westpac Banking Corporation
23,351,000
1.972% (LIBOR 3M + 0.280%),
5/15/2020
c
23,363,490
10,000,000
0.890% (LIBOR 3M + 0.130%),
10/30/2020
b,c
9,996,567
25,000,000
1.829% (LIBOR 3M + 0.150%),
11/25/2020
b,c
24,992,965

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials ( 50.3% )
a
Value
Westpac Banking Corporation of New
York
$ 15,000,000
1.513% (LIBOR 3M + 0.050%),
6/3/2020
c
$ 14,999,992
10,000,000
1.364% (LIBOR 3M + 0.050%),
6/5/2020
c
9,999,995
Westpac Securities NZ, Ltd.
25,000,000
0.800% (LIBOR 3M + 0.040%),
10/30/2020
b,c,d
24,980,165
Total 1,818,131,751
Principal
Amount Foreign ( 3.5% )
a
Value
Caisse des Depots et Consignations
15,000,000 1.580% , 5/28/2020
b
14,997,748
15,000,000 0.260% , 6/2/2020
b
14,997,181
Erste Abwicklungsanstalt
15,000,000 0.700% , 7/14/2020
b
14,999,063
Kells Funding, LLC
25,000,000 1.660% , 6/5/2020
b,d
24,994,000
25,000,000 1.650% , 6/17/2020
b,d
24,991,000
25,000,000 1.350% , 8/27/2020
b,d
24,968,597
KFW
8,500,000 1.200% , 7/14/2020
b,d
8,495,573
Total 128,443,162
Principal
Amount Technology ( 1.8% )
a
Value
Apple, Inc.
1,183,000
1.801% (LIBOR 3M + 0.070%),
5/11/2020
c
1,183,204
Cisco Systems Inc
10,000,000 2.450% , 6/15/2020 10,020,474
IBM Credit, LLC
26,070,000
1.395% (LIBOR 3M + 0.260%),
1/20/2021
c
26,035,224
Intel Corporation
6,212,000 2.450% , 7/29/2020 6,241,302
International Business Machines
Corporation
10,000,000 1.300% , 6/15/2020
b
9,996,422
8,905,000
2.107% (LIBOR 3M + 0.400%),
5/13/2021
c
8,902,972
Total 62,379,598
Principal
Amount Transportation ( 1.8% )
a
Value
Canadian National Railway Company
5,000,000 1.600% , 5/28/2020
b,d
4,999,090
15,000,000 1.200% , 6/2/2020
b,d
14,996,425
15,000,000 1.200% , 6/3/2020
b,d
14,996,274
5,000,000 1.000% , 6/16/2020
b,d
4,998,042
15,000,000 0.800% , 6/25/2020
b,d
14,993,000
10,000,000 1.680% , 7/24/2020
b,d
9,990,957
Total 64,973,788
Principal
Amount U.S. Government & Agencies ( 2.2% )
a
Value
Federal Agricultural Mortgage
Corporation
14,290,000
0.000% (LIBOR 1M + 0.010%),
5/20/2021
c,e
14,283,570
Principal
Amount U.S. Government & Agencies ( 2.2% )
a
Value
$ 10,000,000
0.778% (LIBOR 1M + 0.060%),
10/18/2021
c
$ 9,997,081
20,500,000
1.570% (LIBOR 3M + (0.010)%),
12/2/2021
c
20,493,557
Federal Home Loan Bank
9,000,000
0.160% (SOFRRATE + 0.150%),
9/3/2021
c
8,997,544
Federal Home Loan Mortgage
Corporation
15,000,000
0.160% (SOFRRATE + 0.150%),
3/4/2022
c
14,941,326
Federal National Mortgage
Association
10,000,000
0.180% (SOFRRATE + 0.170%),
3/9/2022
c
9,977,178
Ukraine Government International
Bond
1,300,000 1.847% , 5/29/2020 1,301,396
Total 79,991,652
Principal
Amount U.S. Municipals ( 3 .0% )
a
Value
Los Angeles County Metropolitan
Transportation Auth.
17,500,000 1.720% , 5/6/2020
d
17,502,275
Massachusetts Educational Financing
Auth.
18,000,000 1.690% , 5/6/2020
d
18,002,880
6,000,000 1.250% , 5/12/2020
d
6,000,480
10,000,000 1.200% , 6/18/2020
d
10,003,300
State of California
22,250,000 2.800% , 4/1/2021 22,594,875
State of Connecticut G.O.
4,200,000 3.750% , 9/15/2020 4,237,758
State of Michigan
4,755,000 3.375% , 12/1/2020 4,826,563
State of Tennessee
26,663,000 1.750% , 5/13/2020
d
26,670,732
Total 109,838,863
Principal
Amount Utilities ( 2.9% )
a
Value
Consolidated Edison, Inc.
6,524,000 0.500% , 5/11/2020
b
6,523,083
Duke Energy Corporation
15,425,000 1.740% , 5/14/2020
b
15,420,201
Emerson Electric Company
7,000,000 1.220% , 5/26/2020
b
6,996,087
8,000,000 2.220% , 6/1/2020
b
7,993,906
12,310,000 2.220% , 7/1/2020
b
12,292,976
4,400,000 1.120% , 7/20/2020
b
4,391,733
5,000,000 0.850% , 7/27/2020
b
4,989,648
National Rural Utilities Cooperative
Finance Corporation
10,000,000 0.900% , 5/15/2020 9,999,458
4,773,000 2.300% , 11/1/2020 4,800,995
TransCanada American Investments,
Ltd.
10,000,000 1.550% , 5/4/2020
b
9,999,111
7,000,000 1.350% , 5/29/2020
b
6,992,066

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Utilities ( 2.9% )
a
Value
$ 15,000,000 1.750% , 6/9/2020
b
$ 14,976,117
Total 105,375,381
Total Investments (cost
$3,648,027,112) 101.0% $3,648,674,427
Other Assets and Liabilities,
Net (1.0)% (36,820,838)
Total Net Assets 100.0% $3,611,853,589
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of April 30, 2020, the value of these investments was $1,975,474,119 or 54.7% of total net
assets.
c Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
d Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
Definitions:
Auth. - Authority
G.O. - General Obligation
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,029,876
Gross unrealized depreciation (2,382,561)
Net unrealized appreciation (depreciation) $647,315
Cost for federal income tax purposes $3,648,027,112
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Short-Term Reserve Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 199,798,713 – 199,798,713 –
Basic Materials 14,996,068 – 14,996,068 –
Capital Goods 105,015,603 – 105,015,603 –
Communications Services 68,151,593 – 68,151,593 –
Consumer Cyclical 278,044,000 – 278,044,000 –
Consumer Non-Cyclical 259,972,260 – 259,972,260 –
Energy 353,561,995 – 353,561,995 –
Financials 1,818,131,751 – 1,818,131,751 –
Foreign 128,443,162 – 128,443,162 –
Technology 62,379,598 – 62,379,598 –
Transportation 64,973,788 – 64,973,788 –
U.S. Government & Agencies 79,991,652 – 79,991,652 –
U.S. Municipals 109,838,863 – 109,838,863 –
Utilities 105,375,381 – 105,375,381 –
Total Investments at Value $3,648,674,427 $– $3,648,674,427 $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2020 (unaudited)
Emerging Markets
Debt Fund
Emerging Markets
Equity Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $918,155,938 $137,877,058 $769,742,929
Investments in affiliated securities at cost $19,207,458 $843,012 $18,159,482
Investments in unaffiliated securities at value (#) 878,745,426 127,031,484 689,728,028
Investments in affiliated securities at value 19,210,942 843,957 18,171,762
Cash — 7,129
(a)
511,710
(b)
Dividends and interest receivable 9,733,945 98,145 5,934,846
Prepaid expenses 6,483 9,951 5,907
Prepaid trustee fees 1,038 1,038 1,038
Total Assets 907,697,834 127,991,704 714,353,291
Liabilities
Accrued expenses 41,696 183,800 64,793
Payable for:
Return of collateral for securities loaned 13,226,980 — 12,972,274
Administrative service fees 11,948 1,701 9,389
Transfer agent fees 1,667 1,667 1,667
Director deferred compensation 876 122 876
Contingent liabilities^ — — —
Total Liabilities 13,283,167 187,290 13,048,999
Net Assets
Capital stock (beneficial interest) 963,319,548 140,000,000 878,844,628
Distributable earnings/(accumulated loss) (68,904,881) (12,195,586) (177,540,336)
Total Net Assets $894,414,667 $127,804,414 $701,304,292
Shares of beneficial interest outstanding 99,315,917 14,994,226 89,160,421
Net asset value per share $9.01 $8.52 $7.87
(#) Includes securities on loan of $13,005,079 $— $12,108,880
(a) Includes foreign currency holdings of $7,129 (cost $7,109).
(b) Includes foreign currency holdings of $510,034 (cost $510,026).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2020 (unaudited)
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Assets
Investments in unaffiliated securities at cost $1,295,711,010 $3,648,027,112
Investments in affiliated securities at cost $25,167,095 $—
Investments in unaffiliated securities at value (#) 1,296,358,635 3,648,674,427
Investments in affiliated securities at value 25,174,036 —
Cash — 22,725,291
Dividends and interest receivable 1,367,806 5,209,466
Prepaid expenses 7,726 17,558
Prepaid trustee fees 1,038 1,038
Total Assets 1,322,909,241 3,676,627,780
Liabilities
Distributions payable — 4,760,373
Accrued expenses 74,531 47,820
Payable for:
Investments purchased — 45,672,391
Investments purchased on a delayed delivery basis — 14,290,000
Return of collateral for securities loaned 20,041,355 —
Administrative service fees 17,556 —
Transfer agent fees 1,667 1,667
Director deferred compensation 865 1,940
Contingent liabilities^ — —
Total Liabilities 20,135,974 64,774,191
Net Assets
Capital stock (beneficial interest) 1,268,736,970 3,611,346,443
Distributable earnings/(accumulated loss) 34,036,297 507,146
Total Net Assets $1,302,773,267 $3,611,853,589
Shares of beneficial interest outstanding 120,183,973 361,095,393
Net asset value per share $10.84 $10.00
(#) Includes securities on loan of $19,054,925 $—

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2020 (unaudited)
Emerging Markets
Debt Fund
Emerging Markets
Equity Fund
(a)
International
Equity Fund
Investment Income
Dividends $28,642 $567,115 $12,784,288
Interest 19,870,395 6,900 —
Affiliated income from securities loaned, net 10,693 — 47,301
Income from affiliated investments 166,562 6,433 20,820
Foreign tax withholding — (39,975) (1,452,992)
Total Investment Income 20,076,292 540,473 11,399,417
Expenses
Administrative service fees 108,353 21,251 102,345
Amortization of offering costs — 1,976 —
Audit and legal fees 18,924 11,422 19,428
Custody fees 17,337 160,238 99,275
Insurance expenses 3,162 1,000 3,335
Printing and postage expenses 3,090 1,853 3,492
SEC and state registration expenses 15,085 18,172 (7,975)
Transfer agent fees 11,667 5,000 11,667
Directors' fees 3,525 1,796 3,525
Pricing service fees 8,220 3,573 6,927
Other expenses 6,137 2,370 4,539
Total Expenses Before Reimbursement 195,500 228,651 246,558
Less:
Reimbursement from adviser — (352) —
Total Net Expenses 195,500 228,299 246,558
Net Investment Income/(Loss) 19,880,792 312,174 11,152,859
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (3,622,886) (1,544,333) (35,346,451)
Affiliated investments 21,216 (5,789) (2,291)
Distributions of realized capital gains from affiliated investments 110 — 11
Foreign currency transactions — (112,713) (77,941)
Change in net unrealized appreciation/(depreciation) on:
Investments (70,606,846) (10,845,574) (105,225,776)
Affiliated investments 3,484 945 12,280
Foreign currency transactions — (296) 28,472
Net Realized and Unrealized Gains/(Losses) (74,204,922) (12,507,760) (140,611,696)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(54,324,130) $(12,195,586) $(129,458,837)
(a) For the period from January 31, 2020 (inception) through April 30, 2020.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2020 (unaudited)
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Investment Income
Dividends $13,294,487 $—
Interest 8,270 45,696,368
Affiliated income from securities loaned, net 5,374 —
Income from affiliated investments 32,343 —
Foreign tax withholding (7,273) —
Total Investment Income 13,333,201 45,696,368
Expenses
Administrative service fees 138,340 45,000
Audit and legal fees 19,565 26,908
Custody fees 7,098 31,399
Insurance expenses 3,567 9,822
Printing and postage expenses 3,226 1,917
SEC and state registration expenses 52,958 —
Transfer agent fees 11,667 11,667
Directors' fees 3,527 3,382
Pricing service fees 510 30,534
Other expenses 5,688 5,560
Total Expenses Before Reimbursement 246,146 166,189
Less:
Total Net Expenses 246,146 166,189
Net Investment Income/(Loss) 13,087,055 45,530,179
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 24,699,321 (144,826)
Affiliated investments (2,423) —
Distributions of realized capital gains from affiliated investments 15 —
Change in net unrealized appreciation/(depreciation) on:
Investments (134,542,995) (348,524)
Affiliated investments 6,941 —
Net Realized and Unrealized Gains/(Losses) (109,839,141) (493,350)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(96,752,086) $45,036,829

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund
Emerging Markets
Equity Fund
For the periods ended
4/30/2020
(unaudited) 10/31/2019
4/30/2020
(unaudited)
(a)
Operations
Net investment income/(loss) $19,880,792 $35,683,790 $312,174
Net realized gains/(losses) (3,601,560) (23,864,376) (1,662,835)
Change in net unrealized appreciation/(depreciation) (70,603,362) 87,122,791 (10,844,925)
Net Change in Net Assets Resulting From Operations (54,324,130) 98,942,205 (12,195,586)
Distributions to Shareholders
From net investment income/net realized gains (19,862,217) (35,639,665) –
Total Distributions to Shareholders (19,862,217) (35,639,665) –
Capital Stock Transactions
Sold 101,888,681 67,982,283 140,100,000
Distributions reinvested 19,862,217 35,639,665 –
Redeemed (2,805,000) (1,500,000) (100,000)
Total Capital Stock Transactions 118,945,898 102,121,948 140,000,000
Net Increase/(Decrease) in Net Assets 44,759,551 165,424,488 127,804,414
Net Assets, Beginning of Period 849,655,116 684,230,628 –
Net Assets, End of Period $894,414,667 $849,655,116 $127,804,414
Capital Stock Share Transactions
Sold 11,107,782 7,131,069 15,004,226
Distributions reinvested 2,073,686 3,726,079 –
Redeemed (286,835) (152,905) (10,000)
Total Capital Stock Share Transactions 12,894,633 10,704,243 14,994,226
(a) For the period from January 31, 2020 (inception) through April 30, 2020.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Short-Term Reserve Fund
4/30/2020 (unaudited) 10/31/2019 4/30/2020 (unaudited) 10/31/2019 4/30/2020 (unaudited) 10/31/2019
$11,152,859 $31,599,993 $13,087,055 $21,010,542 $45,530,179 $133,591,869
(35,426,672) (55,409,148) 24,696,913 31,695,278 (144,826) 54,362
(105,185,024) 98,344,776 (134,536,054) 116,146,861 (348,524) 1,671,179
(129,458,837) 74,535,621 (96,752,086) 168,852,681 45,036,829 135,317,410
(32,400,474) (28,842,752) (53,118,700) (33,622,761) (45,567,196) (133,591,869)
(32,400,474) (28,842,752) (53,118,700) (33,622,761) (45,567,196) (133,591,869)
– 90,000,000 370,999,999 16,000,000 6,486,459,698 12,695,297,830
32,400,474 28,842,752 53,118,700 33,622,761 – –
– (132,000,000) – (30,000,000) (8,759,019,009) (11,666,628,886)
32,400,474 (13,157,248) 424,118,699 19,622,761 (2,272,559,311) 1,028,668,944
(129,458,837) 32,535,621 274,247,913 154,852,681 (2,273,089,678) 1,030,394,485
830,763,129 798,227,508 1,028,525,354 873,672,673 5,884,943,267 4,854,548,782
$701,304,292 $830,763,129 $1,302,773,267 $1,028,525,354 $3,611,853,589 $5,884,943,267
– 10,158,014 30,692,023 1,337,793 648,965,380 1,269,529,784
3,333,382 3,393,265 4,460,669 3,337,724 – –
– (13,724,455) – (2,508,361) (876,261,029) (1,166,662,889)
3,333,382 (173,176) 35,152,692 2,167,156 (227,295,649) 102,866,895

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)
1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as
a Delaware statutory trust on March 18, 2016, and is
registered as an open-end management investment company
under the Investment Company Act of 1940. The Trust is
established solely for investment by other Thrivent entities.
The Trust is divided into five separate series, each with its own investment objective and policies (each, a "Fund" and,
collectively, the "Funds").  The five series of the Trust are
Thrivent Core Emerging Markets Debt Fund and Thrivent Core
Emerging Markets Equity Fund, which are non-diversified,
and Thrivent Core International Equity Fund, Thrivent Core
Low Volatility Equity Fund, and Thrivent Core Short-Term
Reserve Fund, which are diversified.  Thrivent Core Short-
Term Reserve Fund serves as a cash sweep vehicle for Thrivent
Mutual Funds, Thrivent Series Fund, Inc., and Thrivent Church
Loan and Income Fund.
The Funds are each an investment company which follows
the accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946 – Financial Services – Investment
Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses.
The Trust's maximum exposure under these contracts is
unknown, as this would involve future claims that may be
made against the Trust. However, based on experience, the
Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
—Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange
or the official closing price of the national market system.
Over-the-counter securities and listed securities for which
no price is readily available are valued at the current bid
price considered best to represent the value at that time.
Security prices are based on quotes that are obtained from
an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining
values of fixed-income securities, takes into consideration
such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from
dealers that make markets in the securities. Investments in
open-ended mutual funds are valued at the net asset value at the close of each business day.
  The Board has delegated responsibility for daily valuation of the Funds' securities to the investment adviser, Thrivent Asset
Management, LLC (the "Adviser"). The Adviser has formed a
Valuation Committee (“Committee”) that is responsible for
overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include
trading halts, national news/events, and issuer-specific
developments. If the Committee decides that such events
warrant using fair value estimates, the Committee will take
such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S.
equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant
unobservable inputs such as the Adviser’s own assumptions
and broker evaluations in determining the fair value of
investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable
were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not
necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value
certain foreign securities traded on foreign exchanges that
close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

local close, relevant general and sector indices, currency
fluctuation, prices of other securities (including ADRs, New
York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order
to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and
other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at
the exchange rate on the transaction date. Net realized and
unrealized currency gains and losses are recorded from
closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on
securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect
of changes in foreign exchange rates arising from actual
foreign currency transactions and the changes in foreign
exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue
Code and distribute substantially all investment company
taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount
sufficient to avoid imposition of any federal excise tax. The
Funds, accordingly, anticipate paying no federal taxes and
no federal tax provision was recorded. Each Fund is treated
as a separate taxable entity for federal income tax purposes.
Funds may utilize earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be
taken on future returns. These positions must meet a “more
likely than not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether
a tax position has met the more-likely-than-not recognition
threshold, the Adviser must presume that the position will
be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by
the statute of limitations, for all major jurisdictions.  Open tax years are those that are open for examination by taxing
authorities.  Major jurisdictions for the Funds include U.S.
Federal, Minnesota, Wisconsin, and Massachusetts as well
as certain foreign countries.  As of April 30, 2020, open U.S.
Federal, Minnesota, Wisconsin and Massachusetts tax years
include tax years ended October 31, 2016 through 2019.
The Funds have no examinations in progress and none are
expected at this time.
As of April 30, 2020, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there
is no effect to each Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax
positions taken or expected to be taken in future tax returns.
The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are
directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate
Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is accrued daily on all debt securities, as
is accretion of market discount and original issue discount
and amortization of premium. Paydown gains and losses
on mortgage- and asset-backed securities are recorded
as components of interest income.  Dividend income and
capital gain distributions are recorded on the ex-dividend
date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.
Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed
monthly. Dividends from Emerging Markets Equity Fund,
International Equity Fund and Low Volatility Equity Fund
are declared and distributed annually.  Dividends from
Short-Term Reserve Fund are declared daily and distributed
monthly.  Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.
Derivative Financial Instruments
— Certain Funds may invest in
derivatives, a category that includes options, futures, swaps,

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable
Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based
derivatives to manage the risk of its positions in foreign
securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value
of the derivative decreases due to an unfavorable change in
the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such
Fund. With exchange traded futures and centrally cleared
swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to
such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to
initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer
margin from their own assets, in the event that a broker
becomes insolvent or goes into bankruptcy and at that time
there is a shortfall in the aggregate amount of margin held
by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against
potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a
derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another
risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure
rights that will help the Funds mitigate their counterparty
risk, the Funds may enter into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral
agreement between a Fund and a counterparty that governs
OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and
netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may,
under certain circumstances, offset with the counterparty
certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The
provisions of the ISDA Master Agreement typically permit
a single net payment in the event of a default (close-out
netting) including the bankruptcy or insolvency of the
counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy,
insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are
contract specific for OTC derivatives (foreign currency
exchange contracts, options, swaps). For derivatives traded
under an ISDA Master Agreement, the collateral requirements
are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing
that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting
purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of
Investments. To the extent amounts due to the Fund from its
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty
risk by only entering into agreements with counterparties
that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Certain Funds may buy put and call options and
write put and covered call options. The Funds intend to use
such derivative instruments as hedges to facilitate buying
or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds
may also enter into options contracts to protect against
adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is
exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure
to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk
on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund
or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have
counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or
currency fluctuations. Gains or losses on futures contracts
can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the
required “initial margin deposit” are held on deposit with
and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts.
The futures contract’s daily change in value (“variation
margin”) is either paid to or received from the broker,
and is recorded as an unrealized gain or loss. When the
contract is closed, realized gain or loss is recorded equal
to the difference between the value of the contract when
opened and the value of the contract when closed. Futures
contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts
against default.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, certain Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into
such contracts to mitigate currency and counterparty
exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange
gains and losses are included in the Statement of Operations.
In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency
fluctuations. Foreign currency contracts are valued daily
and unrealized appreciation or depreciation is recorded
daily as the difference between the contract exchange rate
and the closing forward rate applied to the face amount of
the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and the Fund is exposed to counterparty risk equal
to the discounted net amount of payments to the Fund.
Swap Agreements
— Certain Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk
of default by the other party to the transaction, risk of
imperfect correlation and manager risk and may involve
commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets
or principal. Accordingly, the risk of loss with respect to
swap transactions is generally limited to the net amount
of payments that the Fund is contractually obligated to
make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled
to receive. Risks of loss may exceed amounts recognized on
the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies
pursuant to the agreements related to the transaction. The
contracts are valued daily and unrealized appreciation
or depreciation is recorded. Swap agreements are valued
at the clearinghouse end of day prices as furnished by an
independent pricing service. The pricing service takes into
account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems
relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are
recorded in variation margin in the Statement of Assets and
Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront
payments, if any, on swap agreements on a daily basis with
the net amount recorded as realized gains or losses in the
Statement of Operations. Receipts and payments received
or made as a result of a credit event or termination of the
contract are also recognized as realized gains or losses
in the Statement of Operations. Collateral, in the form
of cash or securities, may be required to be held with the
Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter
and the Fund is exposed to counterparty risk, which is the
discounted net amount of payments owed to the Fund. This
risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund,
the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk
of a particular issuer, basket of securities or reference entity.
In a credit default swap transaction, a buyer pays periodic
fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying
issuer or reference entity. The seller collects periodic fees

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

from the buyer and profits if the credit of the underlying
issuer or reference entity remains stable or improves while
the swap is outstanding, but the seller in a credit default
swap contract would be required to pay the amount of credit
loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
A buyer of a credit default swap is said to buy protection
whereas a seller of a credit default swap is said to sell
protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing
corporate bonds and/or loans designed to increase or
decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan
markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount
of future payments required would be equal to the pro-rata
share of that position within the index based on the notional amount of the index. In the event of a default under a CDS
contract the maximum potential amount of future payments
would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the
Fund has the option to receive a cash payment in exchange
for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the
CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or
principal, maturity extension or subordination to other
obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman
Sachs Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL") pursuant to which GSAL provides securities
lending services. The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically
initially collateralized equal to at least 102% of the market value of U.S. securities and 105% of the market value
of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the
value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust
has the ability to recall the loans at any time and could
do so in order to vote proxies or sell the loaned securities.
All cash collateral received is invested in Thrivent Cash
Management Trust. The Funds receive dividends and interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral. Amounts earned on investments in Thrivent
Cash Management Trust, net of rebates, fees paid to GSAL
for services provided and any other securities lending
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 13,226,980 – 13,226,980 13,005,079 – – 221,901
(^)
International Equity
Securities Lending 12,972,274 – 12,972,274 12,108,880 – – 863,394
(^)
Low Volatility Equity
Securities Lending 20,041,355 – 20,041,355 19,054,925 – – 986,430
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

expenses, are included in affiliated income from securities
loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of April 30, 2020, the value of securities on loan is as
follows:
When-Issued and Delayed Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued
or delayed delivery basis. These transactions involve a
commitment by the Funds to purchase or sell securities for
a predetermined price or yield, with payment and delivery
taking place beyond the customary settlement period. When
delayed delivery purchases are outstanding, the Funds will
designate liquid assets in an amount sufficient to meet the
purchase price. When purchasing a security on a delayed
delivery basis, the Funds assume the rights and risks of
ownership of the security, including the risk of price and
yield fluctuations, and take such fluctuations into account
when determining its net asset value. A Fund may dispose
of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered,
which may result in a capital gain or loss. When a Fund has
sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the
security.
Repurchase Agreements
— A Fund may engage in repurchase
agreement transactions in pursuit of its investment
objective. A repurchase agreement consists of a purchase
and a simultaneous agreement to resell an investment for
later delivery at an agreed upon price and rate of interest.
The Funds use a third-party custodian to maintain the
collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at
the agreed upon time, a Fund could incur a loss due to a
drop in the value of the security during the time it takes
the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security.
Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be
delayed by pending legal action. The Funds may only enter
into repurchase agreements with banks and other recognized
financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the period ended
April 30, 2020, the Funds did not engage in this type of
investment.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are
reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and
secondarily the prime rate offered by one or more major
United States banks (the “Prime Rate”) and the certificate
of deposit (“CD”) rate or other base lending rates used by
commercial lenders. Loan commitments often require
prepayments from excess cash flows or allow the borrower
to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining
maturity may be considerably less than the stated maturity
shown in the Schedule of Investments.
All or a portion of these loan commitments may be
unfunded. A Fund is obligated to fund these commitments
at the borrower’s discretion; therefore, the Fund must have
funds sufficient to cover its contractual obligation. These
unfunded loan commitments, which are marked to market
daily, are presented in the Schedule of Investments. During
the period ended April 30, 2020, none of the Funds engaged
in these types of investments.
Loss Contingencies
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency
will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably
estimated.
Accounting Estimates
— The preparation of financial
statements in conformity with GAAP requires management
to make estimates and assumptions that affect the reported
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during
the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Emerging Markets Equity
Fund are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Fair Value Measurement (Topic 820)
In August 2018, the Financial Accounting Standards Board
(FASB) issued Accounting Standards Update (ASU) No. 2018-13
Fair Value Measurement (Topic 820), which eliminates, adds
Fund Securities on Loan
Emerging Markets Debt $ 13,005,079
International Equity 12,108,880
Low Volatility Equity 19,054,925

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

and modifies certain disclosure requirements for fair value
measurements. Under the guidance, entities are no longer
required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but public companies are required to disclose (1) the changes
in unrealized gains and losses for the period included in
other comprehensive income for recurring Level 3 fair
value measurements of instruments held at the end of the
reporting period and (2) the range and the weighted average
used to develop significant unobservable inputs for Level 3
fair value measurements. The ASU No. 2018-13 is effective
for annual periods, and interim periods within those annual
periods, beginning on or after December 15, 2019, with early adoption permitted. As such, management has adopted the
amendments as of the beginning of the fiscal period. Early
adoption of this ASU did not have an impact on the Funds'
financial condition or results of operations but resulted in some modified financial statement disclosures.
Other
— For financial statement purposes, investment
security transactions are accounted for on the trade date.
Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and
accounting services agreement with the Adviser pursuant
to which the Adviser provides certain administrative and
accounting personnel and services. The Fund pays an annual
fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months
ended April 30, 2020, the Adviser received aggregate fees
for administrative and accounting personnel and services
of $415,289 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. ("Thrivent Investor Services")
to provide transfer agency services necessary to the Trust.
These fees are accrued daily and paid monthly.  For the six
months ended, April 30, 2020, Thrivent Investor Services
received $51,667 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the
Thrivent Mutual Funds. Thrivent Money Market Fund is not
eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as
if it were invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change
in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of
Assets and Liabilities, is unsecured.
Those trustees not participating in the above plan received
$15,177 in fees from the Trust during the six months ended
April 30, 2020. In addition, the Trust reimbursed unaffiliated
Trustees for reasonable expenses incurred in relation to
attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust
are officers and directors of Thrivent Asset Mgt., Thrivent
Investor Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying
funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized
weighted average expense ratio for the underlying funds in
which it invests.
Interfund Lending
— The Funds may participate in an
interfund lending program (the "Program") pursuant to an
exemptive order issued by the SEC.  The Program permits the
Funds to borrow cash for temporary purposes from Thrivent
Core Short-Term Reserve Fund.  Interest is charged to each
participating Fund based on its borrowings at the average
of the repo rate and bank loan rate, each as defined in the
Program.  Each borrowing made under the Program matures
no later than seven calendar days after the date of the
borrowing, and each borrowing must be securitized by a
pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.
For the six months ended April 30, 2020, no Funds borrowed
cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which
may differ from GAAP. To the extent that these differences
are permanent in nature, GAAP requires such amounts to
be reclassified within the capital accounts based on their
federal tax-basis treatment; temporary differences do not
require reclassifications.  At fiscal year-end, the character and amount of distributions, on a tax basis and components of
distributable earnings, are finalized.  Therefore, as of April
30, 2020, the tax-basis balance has not yet been determined.
At October 31, 2019, the following Funds had accumulated
net realized capital loss carryovers expiring as follows:
Fund
Capital Loss
Carryover Expiration
Emerging Markets Debt $ 25,684,724 Unlimited
International Equity 66,223,618 Unlimited

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

To the extent that these Funds realize future net capital
gains, taxable distributions will be reduced by any unused
capital loss carryovers as permitted by the Internal Revenue
Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the six
months ended April 30, 2020, the cost of purchases and the
proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities
from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the
Board. The procedures have been designed to ensure that any
purchase or sale of securities by a Fund from or to another
fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated
investment advisers), common Trustees and/or common
officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the period ended April 30, 2020, no Funds engaged
in these type of transactions.
(7) RELATED PARTY TRANSACTIONS
As of April 30, 2020, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the
Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of
subsequent events through the date the financial statements
were issued, and, except as already included in the Notes to
Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in
cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or
decrease more than the applicable market(s) as measured by
the Fund's benchmark index(es). The securities markets may
also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues. As of April 30, 2020, the following Funds had portfolio concentration greater than 25%
in certain sectors.
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The amount of a specific risk is dependent on each Portfolio.
Credit Risk
— Credit risk is the risk that an issuer of a debt
security to which the Fund is exposed may no longer be able
or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the
Fund.
Cybersecurity Risk
— The Fund and its service providers may be
susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but
are not limited to, gaining unauthorized access to digital
systems to misappropriate assets or sensitive information,
corrupt data, or otherwise disrupt operations. Cyber
incidents affecting the Adviser or other service providers
(including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact
business operations, potentially resulting in financial losses, by interfering with the Fund’s ability to calculate their
NAV, corrupting data or preventing parties from sharing
information necessary for the Fund’s operation, preventing
or slowing trades, stopping shareholders from making
transactions, potentially subjecting the Fund or the Adviser to regulatory fines and penalties, and creating additional
compliance costs. Similar types of cyber security risks are
also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences
for such issuers and may cause the Fund’s investments in such companies to lose value. While the Fund’s service providers
have established business continuity plans in the event of
such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by its service
providers or any other third parties whose operations may
In thousands
Fund Purchases Sales
Emerging Markets Debt $265,868 $150,245
International Equity 290,298 283,468
Low Volatility Equity 757,603 377,691
Short-Term Reserve 533,441 848,555
In thousands
Fund Purchases Sales
Short-Term Reserve $143,813 $445,824
Fund Sector
% of
Total Net
Assets
Core Emerging Markets Debt Foreign Government 86.5%
Core Short-Term Reserve Financials 50.3%

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

affect the Fund or its shareholders. Although the Fund
attempts to minimize such failures through controls and
oversight, it is not possible to identify all of the operation risks that may affect the Fund or to develop processes and
controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or
technological issues or other similar events and the Fund
and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures and
credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or
value of the underlying asset, index or rate, which may be
magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be
highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic
leverage, and may expose the Fund to greater risk and
increase its costs. Such leverage may cause the Fund to
liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required
asset segregation requirements. Increases and decreases in
the value of the Fund’s portfolio will be magnified when the
Fund uses leverage. Futures contracts, options on futures
contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend
on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset,
index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Swap agreements may involve fees,
commissions or other costs that may reduce a Fund’s gains
from a swap agreement or may cause a Fund to lose money.
Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
—  The economic and political
structures of developing countries, in most cases, do not
compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be
negatively affected by portfolio exposure to countries and
corporations domiciled in or with revenue exposures to
countries and corporations domiciled in or with revenue
exposures to countries in the midst of, among other things,
hyperinflation, currency devaluation, trade disagreements,
sudden political upheaval, or interventionist government
policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging
markets. These factors make investing in emerging market
countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.
Equity Security Risk
— Equity securities held by the Fund
may decline significantly in price, sometimes rapidly or
unpredictably, over short or extended periods of time, and
such declines may occur because of declines in the equity
market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From
time to time, the Fund may invest a significant portion of
its assets in companies in one or more related sectors or
industries which would make the Fund more vulnerable to
adverse developments affecting such sectors or industries.
Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance
of such index (commonly known as tracking error). ETFs are
subject to fees and expenses (like management fees and
operating expenses) that do not apply to an index, and the
Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Financial Sector Risk
— To the extent that the the financials
sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this
sector. Performance of companies in the financials sector
may be adversely impacted by many factors, including, among
others, government regulations, economic conditions, credit
rating downgrades, changes in interest rates, and decreased
liquidity in credit markets. The impact of more stringent
capital requirements, recent or future regulation of any
individual financial company or recent or future regulation
of the financials sector as a whole cannot be predicted. In
recent years, cyber attacks and technology malfunctions and
failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency
may decline against the U.S. dollar, which would reduce the
dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can
be significant, unpredictable, and long lasting, depending
on the currencies represented, how each one appreciates

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

or depreciates in relation to the U.S. dollar, and whether
currency positions are hedged. Under normal conditions, the
Fund does not engage in extensive foreign currency hedging
programs. Further, exchange rate movements are volatile,
and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally
carry more risk and are more volatile than their domestic
counterparts, in part because of potential for higher political and economic risks, lack of reliable information and
fluctuations in currency exchange rates where investments
are denominated in currencies other than the U.S. dollar.
The Fund’s investment in any country could be subject to
governmental actions such as capital or currency controls,
nationalizing a company or industry, expropriating assets,
or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more
difficult to resell than comparable U.S. securities because
the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to
U.S. dollars. Foreign withholding taxes also may apply and
errors and delays may occur in the settlement process for
foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank,
Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie
Mae, Fannie Mae or Freddie Mac are not issued directly by
the U.S. government. Ginnie Mae is a wholly owned U.S.
corporation that is authorized to guarantee, with the full
faith and credit of the U.S. government, the timely payment
of principal and interest of its securities. By contrast,
securities issued or guaranteed by U.S. government-related
organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and
credit of the U.S. government. No assurance can be given
that the U.S. government would provide financial support to
its agencies and instrumentalities if not required to do so
by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S.
government.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Fund is exposed are considered
predominantly speculative with respect to the issuer’s
continuing ability to make principal and interest payments.
If the issuer of the security is in default with respect to
interest or principal payments, the value of the Fund may
be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices
of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a
bond or bond fund to changes in interest rates) or maturities
(i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary
policies could affect interest rates and the value of some
securities.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Fund invests. This assessment of
investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Issuer Risk
— Issuer risk is the possibility that factors
specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable
to respond quickly to new competitive challenges such as
changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors and
affiliated Funds) may make relatively large redemptions or
purchases of shares. These transactions may cause a Fund to
sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could
be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at
times when it would not otherwise do so. Redemptions of a
large number of shares also may increase transaction costs
or have adverse tax consequences for shareholders of the
Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an
increase in the Fund's expense ratio.
LIBOR Risk
— The elimination of LIBOR may adversely affect
the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may
include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the
U.K. Financial Conduct Authority announced that it intends

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

to stop compelling or inducing banks to submit LIBOR rates
after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by
regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S.
Federal Reserve, based on the recommendations of the New
York Federal Reserve’s Alternative Reference Rate Committee
(comprised of major derivative market participants and
their regulators), has begun publishing a Secured Overnight
Financing Rate (SOFR), that is intended to replace U.S. dollar
LIBOR. Proposals for alternative reference rates for other
currencies have also been announced or have already begun
publication. Markets are slowly developing in response to
these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of
any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2)
whether, how, and when industry participants develop and
adopt new reference rates and fallbacks for both legacy and
new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR
on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are
commercially accepted.
Liquidity Risk
— Liquidity is the ability to sell a security
relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods
of economic or market stress. As a result of this decreased
liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative
effect on performance.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity
than larger, more-established companies. These companies
tend to have smaller revenues, narrower product lines, less
management depth and experience, smaller shares of their
product or service markets, fewer financial resources, and
less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities
may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-
backed and asset-backed securities are sensitive to changes
in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster
or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when
interest rates rise. This effect may cause the value of the
Fund to decline and reduce the overall return of the Fund.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may
invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified
portfolio to the risk that events or developments affecting
a particular issuer or industry will significantly affect the
Fund’s performance.
Portfolio Turnover Rate Risk
— The Fund may engage in active
and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater
expenses which are borne by the Fund and its shareholders
and may also result in short-term capital gains taxable to
shareholders.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion,
prepayment or redemption of the investments. If the
principal payment on the underlying asset is repaid faster
than the holder of the mortgage-backed or asset-backed
security anticipates, the price of the security may fall,
especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated
maturity or final distribution dates.
Quantitative Investing Risk
— Quantitative Investing Risk is
the risk that securities selected according to a quantitative analysis methodology can perform differently from the
market as a whole based on the model and the factors used
in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on
assumptions of these and other market factors, and the
models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the
Fund’s portfolio.
Redemption and Lending Risk
— The Fund participates in an
interfund lending program (the “Program”) which enables a
participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2020
(unaudited)

The other participants in the Program are other mutual
funds advised by the Adviser and its affiliates. Under the
Program, all loans will be made by the Fund. There is risk
that a borrowing fund could be unable to repay a loan when
due, and a delay in repayment to the Fund could result in a
lost opportunity and increase risk of the Fund experiencing
a loss when meeting redemption requests if it is forced to
sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The
Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant
redemption activity by shareholders, including, for example, when a single investor or few large investors make a
significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and
sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid.
In such events, the Fund could be forced to sell securities
at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s
shares may be held by other mutual funds advised by the
Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or
redeem shares of the Fund simultaneously or within a short
period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse
consequences for the Fund and other shareholders (e.g., by
requiring the Fund to sell investments at inopportune times
or causing the Fund to maintain larger-than-expected cash
positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where
it has significant investments. In the event of economic or
political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial
volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and
margin requirements enforced by the SEC, other regulators
and self-regulatory organizations, and exchanges authorized
to take extraordinary actions in the event of market
emergencies. The regulatory environment for the Fund is
evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets,
or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely
affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often
have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These
companies tend to have small revenues, narrower product
lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such
companies seldom pay significant dividends that could
soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued
or guaranteed by foreign governmental entities. These
investments are subject to the risk that a governmental
entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow
problems, insufficient foreign currency reserves, political
considerations, the relative size of the governmental
entity’s debt position in relation to the economy or the
failure to put in place economic reforms required by the
International Monetary Fund or other multilateral agencies.
If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not
pay nor are there bankruptcy proceedings through which all
or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2020
(unaudited)
$ 9.83 $ 0.22 $ (0.82) $ (0.60) $ (0.22) $ –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
Year Ended 10/31/2017
(c)
10.00 0.05 (0.14) (0.09) (0.05) –
EMERGING MARKETS EQUITY FUND
Year Ended 4/30/2020
(unaudited)
(d)
10.00 0.02 (1.50) (1.48) – –
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2020
(unaudited)
9.68 0.13 (1.56) (1.43) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(e)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Period Ended 4/30/2020
(unaudited)
12.10 0.11 (0.75) (0.64) (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(f)
10.00 0.13 0.41 0.54 – –
SHORT-TERM RESERVE FUND
Period Ended 4/30/2020
(unaudited)
10.00 0.09 0.00 0.09 (0.09) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) 0.00
Year Ended 10/31/2017 10.00 0.11 0.00 0.11 (0.11) –
Year Ended 10/31/2016
(g)
10.00 0.03 0.00 0.03 (0.03) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since inception, September 5, 2017.
(d) Since inception, January 31, 2020.
(e) Since inception, November 14, 2017.
(f) Since inception, February 28, 2018.
(g) Since inception, May 2, 2016.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.22) $ 9.01 (6.23)% $ 894.4 0.05% 4.61% 0.05% 4.61% 18%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(0.05) 9.86 (0.94)% 421.8 0.21% 3.48% 0.21% 3.48% 0%
– 8.52 (14.80)% 127.8 1.02% 1.40% 1.02% 1.40% 12%
(0.38) 7.87 (15.54)% 701.3 0.06% 2.82% 0.06% 2.82% 36%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(0.62) 10.84 (5.71)% 1,302.8 0.04% 2.15% 0.04% 2.15% 31%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
(0.09) 10.00 0.92% 3,611.9 0.01% 1.87% 0.01% 1.87% 48%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
(0.11) 10.00 1.12% 4,988.2 0.01% 1.11% 0.01% 1.11% 143%
(0.03) 10.00 0.32% 4,762.5 0.01% 0.67% 0.01% 0.67% 31%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to “Related Documents” under Fund Details – Holdings at ThriventFunds.com or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust no longer files Form N-Q and has begun filing Form N-PORT with the SEC.
Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments which were previously filed on Form N-Q. Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms
N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Summary Schedule of Investments
The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836. It is also available at ThriventFunds.com or SEC.gov where it is part of form
N-CSR.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk
(defined by the U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee (the “LRM Committee”). The LRM Committee is
comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the
Liquidity Program. At a meeting of the Board on March 3-4, 2020, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting
Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the

Additional Information
(unaudited)
LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund.
The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. The Report noted two material changes to the Liquidity Program during the Reporting Period: (1) to incorporate SEC staff guidance regarding extended foreign market holiday closures, and (2) to reflect the addition of a vendor for bank loan classification. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity
Program). The Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM
Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.
Board Approval of Advisory Agreement and Subadvisory Agreements and Amended Advisory Agreement regarding New Funds
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or
“interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.
At its meeting on November 19-20, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds
(the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory
Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”). The Board, including the Independent Trustees, also unanimously approved the subadvisory agreement (the
“Subadvisory Agreement”) for the Thrivent International Allocation Fund with Goldman Sachs Asset Management, L.P. (the
“Subadviser”).
At the Meeting, the Board, including the Independent Trustees, also considered and voted unanimously to approve an amendment to the Advisory Agreement (the “Amended Advisory Agreement”) between the Trust and the Adviser for the addition of Thrivent Mid Cap Growth Fund and Thrivent Mid Cap Value Fund (each, a “New Fund”) for an initial term of two years.
The Adviser and Subadviser are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
The nature, extent, and quality of the services provided by the Advisory Organizations;
The performance of each Fund;
The advisory fee and net operating expense ratio of each Fund compared to a peer group;
The cost of services provided and profit realized by the Adviser;
The extent to which economies of scale may be realized as the Funds grow;
Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Trust; and
Any other factors that the Board deemed relevant to its consideration.

Additional Information
(unaudited)
With respect to the New Funds, the Board also considered many of the factors listed above to the extent such factor was applicable in the context of an approval of the Amended Advisory Agreement for the New Funds. Accordingly, the Board
considered:
The nature, extent and quality of services the Adviser proposes to provide to the New Funds;
The Adviser’s investment management personnel and their track record managing accounts with a similar strategy;
The proposed advisory fee and net operating expense ratio of the New Funds compared to a peer group;
The extent to which economies of scale may be realized as each New Fund grows;
Any other benefits anticipated to be derived by the Adviser or its affiliates from their relationships with the Trust with respect to the New Funds; and
Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 21 to November 19, 2019 to consider information relevant to the renewal process furnished by the Adviser and Subadviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included
Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the
Funds in comparison to peer groups of comparable funds; portfolio turnover percentages; 3-year standard deviation ratios;
brokerage costs; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.
The Board also received information from the Adviser from August 20 to November 19, 2019 with respect to the New Funds.
The Subadviser provided information to the Board in response to requests for information submitted on behalf of the
Independent Trustees to facilitate the Board’s evaluation of the terms of the Subadvisory Agreement. The Board also noted
that the Subadvisers’ responses were reviewed by individuals representing various functional areas of or supporting the
Adviser.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory and Subadvisory Agreements for the Funds
and the approval of the Amended Advisory Agreement for the New Funds. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent, administrator and, as for the Thrivent International Allocation Fund, the Subadviser.
During these meetings, management reported on the investment management, portfolio trading and compliance services

Additional Information
(unaudited)
provided to the Funds. During the renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser and Subadviser overseeing investments for the Funds. The Board also considered similar information with respect to the services to be provided to the New Funds pursuant to the Amended Advisory Agreement.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser and Subadviser and the Adviser’s oversight of the Subadviser.
The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of the Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the International Allocation Fund and its use of the Subadviser,
including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment, and investment performance and compliance monitoring. The Board noted
that investment management staff of the Adviser and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Subadviser, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Board also noted that, as part of its oversight practice, the Adviser requires the Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires the Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the
Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Funds and discussed continued investments in these resources, noting, in particular, additional personnel to enhance its research function. The Adviser also discussed how it has continued to strengthen its compliance program.
The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and, for the Thrivent International Allocation Fund, by the Subadviser supported renewal of the Advisory Agreement and Subadvisory Agreements. The Board also concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the New Funds by the
Adviser supported the approval of the Amended Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, two-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that certain Funds did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Funds and funds included in their respective Lipper peer group. In such cases, the Adviser provided information regarding these Funds’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Funds. MPI assisted the Independent Trustees in connection with the evaluation of peer groups and customized benchmarks. Although the Board conducted its review on a Fund-by-Fund basis, it noted that
78% of the Funds (both Class A and Class S) ranked better than median in their respective Lipper peer group or established custom peer group for the three-year period ended June 30, 2019 (with five Funds being measured on the one-year period

Additional Information
(unaudited)
because they were new or repositioned Funds). The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
The New Funds had not commenced operations prior to the Meeting. Accordingly, the New Funds did not yet have an investment performance record. The Board considered historical performance information with respect to small and mid-
cap equity funds or accounts managed by the Adviser and the proposed portfolio managers. The Board concluded that the historical performance records, viewed together with the other relevant factors and information considered by the Board, supported a decision to approve the Amended Advisory Agreement. The Board also concluded that it was appropriate to consider the New Funds’ investment performance in connection with future reviews of the Amended Advisory Agreement.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board considered both the contractual and effective advisory fees for each of the Funds. The Board noted that the majority of the Funds’ contractual advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Funds’ contractual advisory fees for its Class A shares was 28% and the average ranking of the Funds’
contractual advisory fees for its Class S shares was 34% (on a scale of 1-99%, with 1% being the lowest fee).
The Board also reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group. The Board conducted its review on a Fund-by-Fund basis. The Board noted that only two Funds had total net expense ratios higher than their peer group medians and that those two Funds had total net expense ratios for Class A that were only 0.01% higher than their peer group medians. The Board viewed favorably the Adviser’s proposal to provide fee waivers and expense limitations for certain Funds and considered the effect of the waivers in lowering the Funds’ expenses.
The Board reviewed information relating to the fee paid by the Adviser to the Subadviser and the difference between that fee and the fee paid by the Thrivent International Allocation Fund to the Adviser.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory Agreements were reasonable.
The Board considered the proposed advisory fees to be paid under the Amended Advisory Agreement and the anticipated net expense ratio and evaluated the reasonableness of those fees and expenses compared to peer group medians and averages.
The Board also considered the proposed breakpoint schedules in the advisory fee rates of the New Funds. In addition, the
Board received and considered estimates of the New Funds’ projected asset levels. Although the Board recognized that the
Adviser’s proposed advisory fees and anticipated net operating expenses of the New Funds and those of identified peer funds are imprecise, the Board found that the information supported its consideration and approval of the proposed advisory fees and evaluation of the anticipated net operating expenses.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
With respect to fees paid to Subadviser under the Subadvisory Agreement, the Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement had been negotiated on an arm’s-length basis between the Adviser and the Subadviser, and that the Subadviser’s separate profitability from its relationship with the Thrivent International Allocation Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Additional Information
(unaudited)
With respect to the New Funds, the Board considered that the Adviser would bear all costs to launch the New Funds. The
Board considered the Adviser’s estimated profitability at various asset levels and noted that it would have opportunity to consider profitability information in connection with future reviews of the Amended Advisory Agreement.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
The New Funds had not commenced operations prior to the Meeting. As a result, no specific information was available concerning the asset growth and economies of scale. The Board considered estimated asset levels, corresponding estimated fees and expenses, and the extent to which economies of scale may be shared as assets grow. The Board concluded that it was appropriate to consider potential economies of scale in connection with future reviews of the Amended Advisory Agreement, and the Board was satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, and fees collected by affiliates for services provided to Fund shareholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the
Adviser generated from commission dollars spent on the Funds’ portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that the Subadviser and its affiliates may receive because of their relationships with the Thrivent International Allocation Fund, including the potential increased ability to use affiliated brokers or soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to the Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the Thrivent International Allocation Fund.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement and the Subadvisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements. The Board, including the Independent Trustees voting separately, approved the Amended
Advisory Agreement with respect to the New Funds for an initial term of two years.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust, including investment objectives, risks, charges and expenses.